December 31, 2017

- Pacific Select Fund
- Separate Account A of Pacific Life & Annuity Company

Annual *Reports*

TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedule of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-9
Statements of Changes in Net Assets	C-17
Statements of Cash Flows	C-25
Financial Highlights	C-26
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory and Sub-Advisory Agreements	F-8
Where to Go for More Information	F-27

SEPARATE ACCOUNT A

Schedule of Investments	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-11
Statements of Changes in Net Assets	H-18
Financial Highlights	H-37
Notes to Financial Statements	I-1
Report of Independent Registered Public Accounting Firm	J-1

The 2017 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	19,517	$197,883	$208,263
Diversified Bond	Diversified Bond Class I *	789,818	6,648,190	7,817,395
Floating Rate Income	Floating Rate Income Class I *	170,687	1,767,007	1,988,237
Floating Rate Loan	Floating Rate Loan Class I *	1,059,766	6,470,016	7,374,949
High Yield Bond	High Yield Bond Class I *	857,982	4,711,638	6,903,574
Inflation Managed	Inflation Managed Class I *	723,454	7,168,301	7,633,167
Inflation Strategy	Inflation Strategy Class I *	61,031	609,556	622,118
Managed Bond	Managed Bond Class I *	1,185,880	12,871,278	15,153,197
Short Duration Bond	Short Duration Bond Class I *	983,780	9,167,708	9,675,657
Emerging Markets Debt	Emerging Markets Debt Class I *	149,274	1,542,983	1,838,174
Comstock	Comstock Class I *	235,372	1,459,801	3,722,400
Developing Growth	Developing Growth Class I *	188,353	1,619,272	2,859,278
Dividend Growth	Dividend Growth Class I *	616,519	7,014,463	12,356,051
Equity Index	Equity Index Class I *	1,121,077	50,721,553	70,505,299
Focused Growth	Focused Growth Class I *	267,068	4,726,339	7,146,433
Growth	Growth Class I *	170,851	3,087,253	4,827,764
Large-Cap Growth	Large-Cap Growth Class I *	672,175	4,696,510	7,381,150
Large-Cap Value	Large-Cap Value Class I *	246,808	2,601,581	5,459,948
Long/Short Large-Cap	Long/Short Large-Cap Class I *	101,214	745,314	1,442,524
Main Street® Core	Main Street Core Class I *	100,941	1,839,344	3,906,038
Mid-Cap Equity	Mid-Cap Equity Class I *	376,524	4,720,048	7,946,648
Mid-Cap Growth	Mid-Cap Growth Class I *	440,816	3,073,324	5,816,215
Mid-Cap Value	Mid-Cap Value Class I *	186,978	2,198,930	3,453,567
Small-Cap Equity	Small-Cap Equity Class I *	150,504	2,235,045	3,158,985
Small-Cap Index	Small-Cap Index Class I *	377,250	6,306,386	8,846,452
Small-Cap Value	Small-Cap Value Class I *	224,703	2,543,576	4,811,629
Value Advantage	Value Advantage Class I *	75,013	988,193	1,269,316
Emerging Markets	Emerging Markets Class I *	425,404	4,917,012	7,916,637
International Large-Cap	International Large-Cap Class I *	722,052	4,217,284	6,931,887
International Small-Cap	International Small-Cap Class I *	123,140	672,117	1,417,318
International Value	International Value Class I *	283,306	2,415,588	3,647,284
Health Sciences	Health Sciences Class I *	472,922	8,834,674	16,898,583
Real Estate	Real Estate Class I *	269,726	3,641,527	6,532,497
Technology	Technology Class I *	831,389	4,037,815	5,907,966
Currency Strategies	Currency Strategies Class I *	17,106	174,318	186,255
Diversified Alternatives	Diversified Alternatives Class I *	2,151	24,093	24,430
Equity Long/Short	Equity Long/Short Class I *	132,857	1,577,722	2,003,872
Global Absolute Return	Global Absolute Return Class I *	69,790	709,619	834,305
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	2,745,637	34,196,895	42,950,354
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	7,033,090	103,622,451	137,694,680
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,299,964	19,640,682	28,411,139
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	6,782,794	66,794,712	86,914,006
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	12,786,306	124,185,765	177,651,792
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	40,688,016	389,882,698	604,635,022
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	28,555,386	268,985,485	453,334,335
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	6,769,983	63,023,936	110,882,152
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	429,058	4,720,118	5,124,759

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	1,905,153	21,214,438	21,280,558
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	130,024	2,340,206	2,463,947
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	104,989	1,716,362	1,770,113

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	232,487	4,242,101	5,291,404

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	9,193,747	194,202,312	215,133,677
American Funds IS Blue Chip Income and Growth Class 4	American Funds IS Blue Chip Income and Growth Class 4	257,515	3,328,189	3,803,498
American Funds IS Bond Class 4	American Funds IS Bond Class 4	155,328	1,679,295	1,658,900

See Notes to Financial Statements	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	American Funds Insurance Series (Continued)
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	291,879	$2,864,153	$3,029,704
American Funds IS Global Balanced Class 4	American Funds IS Global Balanced Class 4	83,241	1,007,100	1,051,334
American Funds IS Global Bond Class 4	American Funds IS Global Bond Class 4	66,891	776,368	782,624
American Funds IS Global Growth and Income Class 4	American Funds IS Global Growth and Income Class 4	101,833	1,394,988	1,588,599
American Funds IS Global Growth Class 4	American Funds IS Global Growth Class 4	106,242	2,728,330	3,201,078
American Funds IS Global Small Capitalization Class 4	American Funds IS Global Small Capitalization Class 4	32,660	680,928	813,551
American Funds IS Growth Class 4	American Funds IS Growth Class 4	167,698	11,287,286	12,838,942
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	280,716	12,743,341	13,842,105
American Funds IS High-Income Bond Class 4	American Funds IS High-Income Bond Class 4	105,461	1,146,480	1,141,086
American Funds IS International Class 4	American Funds IS International Class 4	135,185	2,684,613	2,895,670
American Funds IS International Growth and Income Class 4	American Funds IS International Growth and Income Class 4	136,424	2,247,318	2,398,328
American Funds IS Managed Risk Asset Allocation Class P2	American Funds IS Managed Risk Asset Allocation Class P2	839,632	10,221,268	11,377,016
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	86,533	1,704,821	2,162,472
American Funds IS U.S. Government/AAA-Rated Securities Class 4	American Funds IS U.S. Government/AAA-Rated Securities Class 4	117,658	1,426,611	1,409,547

	Blackrock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	45,831	390,272	466,103
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	9,865,064	131,927,557	146,397,554
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	144,604	1,504,750	1,610,891
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	237,677	2,414,525	2,645,343
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	59,873	594,063	602,921
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	90,291	888,041	1,060,925

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	456,473	14,525,443	16,912,312
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	2,404,841	27,279,714	29,988,368
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	15,722,572	15,722,572	15,722,572
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	481,469	5,499,686	5,488,748

	First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Class I	First Trust Dorsey Wright Tactical Core Class I	159,528	1,675,547	1,820,217
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	2,654,451	32,860,761	36,445,609
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	88,849	931,821	967,571

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 2	30,964	214,245	228,826
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	1,835,836	12,168,102	13,823,848
Franklin Income VIP Class 2	Franklin Income VIP Class 2	537,005	8,053,122	8,683,363
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	324,439	6,558,284	6,423,898
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	416,330	10,363,040	11,848,754
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	471,695	7,832,886	7,787,683

	Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy	51,197	499,847	479,602
Ivy VIP Energy	Ivy VIP Energy	159,806	835,531	937,870

	Janus Aspen Series
Janus Henderson Balanced Service Shares	Janus Henderson Balanced Service Shares	4,083,140	131,391,090	151,443,677
Janus Henderson Flexible Bond Service Shares	Janus Henderson Flexible Bond Service Shares	149,327	1,919,851	1,900,932

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2	49,941	788,799	826,530
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2	99,455	972,648	1,056,209

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	10,099	267,033	270,449

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	254,811	3,047,827	3,154,561
Lord Abbett International Equity Class VC	Lord Abbett International Equity Class VC	47,717	762,423	868,450
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	350,226	5,869,942	5,834,760

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	1,454,763	32,306,895	35,321,640
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	131,702	3,611,084	3,816,715
MFS Value Series - Service Class	MFS Value Series - Service Class	49,858	797,580	1,024,588

See Notes to Financial Statements	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	MFS Variable Insurance Trust II
MFS Massachusetts Investors Growth Stock - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	35,775	$603,384	$657,538

	Neuberger Berman Advisers Management Trust
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	Neuberger Berman U.S. Equity Index PutWrite Strategy Class S *	5,169	48,264	51,173

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	66,098	2,765,268	3,098,662
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	99,709	242,738	269,213

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	10,203	84,043	90,604
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	41,926	312,440	303,542

	Schwab Annuity Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	256,976	2,783,508	3,232,758
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	607,558	7,130,453	8,384,294
Schwab VIT Growth	Schwab VIT Growth	367,721	4,456,039	5,618,773

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	1,193,744	20,058,272	23,731,631
	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S *	54,441	1,135,205	1,245,069

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$208,263	$7,817,395	$1,988,237	$7,374,949	$6,903,574	$7,633,167
Receivables:
Due from Pacific Life & Annuity Company	—	5,804	236	8,359	1,897	3,498
Investments sold	7	—	—	—	—	—
Total Assets	208,270	7,823,199	1,988,473	7,383,308	6,905,471	7,636,665
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	16	—	—	—	—	—
Investments purchased	—	5,969	351	8,394	1,792	3,438
Total Liabilities	16	5,969	351	8,394	1,792	3,438
NET ASSETS	$208,254	$7,817,230	$1,988,122	$7,374,914	$6,903,679	$7,633,227
NET ASSETS CONSIST OF:
Accumulation units	208,254	7,810,041	1,988,122	7,374,914	6,861,707	7,633,227
Contracts in payout (annuitization) period	—	7,189	—	—	41,972	—
NET ASSETS	$208,254	$7,817,230	$1,988,122	$7,374,914	$6,903,679	$7,633,227
Units Outstanding	20,061	642,889	181,686	678,017	477,503	603,856
Accumulation Unit Value	$10.26 - $10.51	$10.76 - $16.03	$10.71 - $11.43	$10.01 - $12.55	$10.92 - $25.73	$9.02 - $23.21
Cost of Investments	$197,883	$6,648,190	$1,767,007	$6,470,016	$4,711,638	$7,168,301

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$622,118	$15,153,197	$9,675,657	$1,838,174	$3,722,400	$2,859,278
Receivables:
Due from Pacific Life & Annuity Company	—	7,974	8,794	4,209	2,874	—
Investments sold	25	—	—	—	—	3,456
Total Assets	622,143	15,161,171	9,684,451	1,842,383	3,725,274	2,862,734
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	65	—	—	—	—	3,499
Investments purchased	—	8,218	9,067	4,318	2,879	—
Total Liabilities	65	8,218	9,067	4,318	2,879	3,499
NET ASSETS	$622,078	$15,152,953	$9,675,384	$1,838,065	$3,722,395	$2,859,235
NET ASSETS CONSIST OF:
Accumulation units	622,078	15,152,953	9,670,541	1,795,371	3,722,395	2,859,235
Contracts in payout (annuitization) period	—	—	4,843	42,694	—	—
NET ASSETS	$622,078	$15,152,953	$9,675,384	$1,838,065	$3,722,395	$2,859,235
Units Outstanding	67,309	1,153,959	969,694	166,374	198,102	190,095
Accumulation Unit Value	$8.64 - $9.98	$10.04 - $25.80	$9.56 - $12.35	$10.37 - $12.06	$11.87 - $23.74	$13.35 - $21.11
Cost of Investments	$609,556	$12,871,278	$9,167,708	$1,542,983	$1,459,801	$1,619,272

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$12,356,051	$70,505,299	$7,146,433	$4,827,764	$7,381,150	$5,459,948
Receivables:
Due from Pacific Life & Annuity Company	12,652	—	756	15,323	9,587	35,144
Investments sold	—	13,080	—	—	—	—
Total Assets	12,368,703	70,518,379	7,147,189	4,843,087	7,390,737	5,495,092
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	15,033	—	—	—	—
Investments purchased	13,068	—	915	15,336	9,867	35,236
Total Liabilities	13,068	15,033	915	15,336	9,867	35,236
NET ASSETS	$12,355,635	$70,503,346	$7,146,274	$4,827,751	$7,380,870	$5,459,856
NET ASSETS CONSIST OF:
Accumulation units	12,310,499	68,896,351	7,097,983	4,827,751	7,380,870	5,459,856
Contracts in payout (annuitization) period	45,136	1,606,995	48,291	—	—	—
NET ASSETS	$12,355,635	$70,503,346	$7,146,274	$4,827,751	$7,380,870	$5,459,856
Units Outstanding	678,693	3,863,099	341,155	246,431	395,733	316,304
Accumulation Unit Value	$16.31 - $25.52	$12.36 - $45.10	$16.65 - $35.89	$13.32 - $50.44	$15.20 - $23.14	$11.50 - $26.77
Cost of Investments	$7,014,463	$50,721,553	$4,726,339	$3,087,253	$4,696,510	$2,601,581

	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$1,442,524	$3,906,038	$7,946,648	$5,816,215	$3,453,567	$3,158,985
Receivables:
Due from Pacific Life & Annuity Company	—	431	—	—	—	2,268
Investments sold	1,042	—	2,032	1,911	383	—
Total Assets	1,443,566	3,906,469	7,948,680	5,818,126	3,453,950	3,161,253
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,110	—	2,197	2,341	396	—
Investments purchased	—	509	—	—	—	2,311
Total Liabilities	1,110	509	2,197	2,341	396	2,311
NET ASSETS	$1,442,456	$3,905,960	$7,946,483	$5,815,785	$3,453,554	$3,158,942
NET ASSETS CONSIST OF:
Accumulation units	1,442,456	3,905,960	7,845,568	5,815,785	3,453,554	3,111,976
Contracts in payout (annuitization) period	—	—	100,915	—	—	46,966
NET ASSETS	$1,442,456	$3,905,960	$7,946,483	$5,815,785	$3,453,554	$3,158,942
Units Outstanding	79,654	200,058	402,480	328,318	174,947	172,775
Accumulation Unit Value	$12.31 - $22.90	$16.78 - $36.17	$12.64 - $43.78	$12.79 - $23.08	$15.63 - $31.64	$15.43 - $28.32
Cost of Investments	$745,314	$1,839,344	$4,720,048	$3,073,324	$2,198,930	$2,235,045

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$8,846,452	$4,811,629	$1,269,316	$7,916,637	$6,931,887	$1,417,318
Receivables:
Due from Pacific Life & Annuity Company	34,630	150	16,928	—	—	—
Investments sold	—	—	—	1,972	3,151	400
Total Assets	8,881,082	4,811,779	1,286,244	7,918,609	6,935,038	1,417,718
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	2,104	3,314	326
Investments purchased	34,805	19	16,990	—	—	—
Total Liabilities	34,805	19	16,990	2,104	3,314	326
NET ASSETS	$8,846,277	$4,811,760	$1,269,254	$7,916,505	$6,931,724	$1,417,392
NET ASSETS CONSIST OF:
Accumulation units	8,846,277	4,756,787	1,269,254	7,762,793	6,927,180	1,316,388
Contracts in payout (annuitization) period	—	54,973	—	153,712	4,544	101,004
NET ASSETS	$8,846,277	$4,811,760	$1,269,254	$7,916,505	$6,931,724	$1,417,392
Units Outstanding	482,136	241,040	80,226	498,036	466,025	92,978
Accumulation Unit Value	$11.73 - $33.40	$15.87 - $51.24	$11.61 - $16.34	$11.35 - $72.35	$12.49 - $26.09	$12.71 - $21.67
Cost of Investments	$6,306,386	$2,543,576	$988,193	$4,917,012	$4,217,284	$672,117

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$3,647,284	$16,898,583	$6,532,497	$5,907,966	$186,255	$24,430
Receivables:
Due from Pacific Life & Annuity Company	—	43,170	985	14,084	30	—
Investments sold	1,901	—	—	—	—	1
Total Assets	3,649,185	16,941,753	6,533,482	5,922,050	186,285	24,431
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,886	—	—	—	—	3
Investments purchased	—	43,548	959	14,310	31	—
Total Liabilities	1,886	43,548	959	14,310	31	3
NET ASSETS	$3,647,299	$16,898,205	$6,532,523	$5,907,740	$186,254	$24,428
NET ASSETS CONSIST OF:
Accumulation units	3,647,299	16,862,662	6,462,870	5,902,792	186,254	24,428
Contracts in payout (annuitization) period	—	35,543	69,653	4,948	—	—
NET ASSETS	$3,647,299	$16,898,205	$6,532,523	$5,907,740	$186,254	$24,428
Units Outstanding	324,316	737,222	421,003	379,347	18,550	2,208
Accumulation Unit Value	$7.64 - $15.12	$11.11 - $54.42	$10.27 - $53.42	$9.34 - $17.84	$9.84 - $10.25	$10.97 - $11.06
Cost of Investments	$2,415,588	$8,834,674	$3,641,527	$4,037,815	$174,318	$24,093

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$2,003,872	$834,305	$42,950,354	$137,694,680	$28,411,139	$86,914,006
Receivables:
Due from Pacific Life & Annuity Company	1,140	1,037	—	118,289	—	—
Investments sold	—	—	55,307	—	4,490	124,883
Total Assets	2,005,012	835,342	43,005,661	137,812,969	28,415,629	87,038,889
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	55,856	—	5,082	124,226
Investments purchased	1,290	1,075	—	119,085	—	—
Total Liabilities	1,290	1,075	55,856	119,085	5,082	124,226
NET ASSETS	$2,003,722	$834,267	$42,949,805	$137,693,884	$28,410,547	$86,914,663
NET ASSETS CONSIST OF:
Accumulation units	2,003,722	834,267	42,949,805	137,623,743	28,410,547	86,914,663
Contracts in payout (annuitization) period	—	—	—	70,141	—	—
NET ASSETS	$2,003,722	$834,267	$42,949,805	$137,693,884	$28,410,547	$86,914,663
Units Outstanding	137,867	75,013	3,164,286	9,178,038	1,609,615	7,401,626
Accumulation Unit Value	$11.92 - $14.97	$10.78 - $11.71	$11.10 - $17.22	$10.86 - $20.96	$11.96 - $24.59	$10.81 - $12.91
Cost of Investments	$1,577,722	$709,619	$34,196,895	$103,622,451	$19,640,682	$66,794,712

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$177,651,792	$604,635,022	$453,334,335	$110,882,152	$5,124,759	$21,280,558
Receivables:
Investments sold	5,478	334,317	609,128	22,964	394	19,746
Total Assets	177,657,270	604,969,339	453,943,463	110,905,116	5,125,153	21,300,304
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	3,626	332,457	606,447	21,566	691	20,095
Total Liabilities	3,626	332,457	606,447	21,566	691	20,095
NET ASSETS	$177,653,644	$604,636,882	$453,337,016	$110,883,550	$5,124,462	$21,280,209
NET ASSETS CONSIST OF:
Accumulation units	177,653,644	604,636,882	453,294,026	110,883,550	5,060,691	21,280,209
Contracts in payout (annuitization) period	—	—	42,990	—	63,771	—
NET ASSETS	$177,653,644	$604,636,882	$453,337,016	$110,883,550	$5,124,462	$21,280,209
Units Outstanding	13,890,856	44,326,592	31,235,884	7,428,849	441,383	1,549,089
Accumulation Unit Value	$11.78 - $14.02	$10.75 - $15.35	$11.02 - $16.71	$14.17 - $17.83	$11.44 - $11.69	$11.29 - $20.34
Cost of Investments	$124,185,765	$389,882,698	$268,985,485	$63,023,936	$4,720,118	$21,214,438

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$2,463,947	$1,770,113	$5,291,404	$215,133,677	$3,803,498	$1,658,900
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	945,938	3,783	19,853
Investments sold	96	50	—	—	—	—
Total Assets	2,464,043	1,770,163	5,291,404	216,079,615	3,807,281	1,678,753
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	309	152	179	—	—	—
Investments purchased	—	—	76	950,718	3,928	19,944
Total Liabilities	309	152	255	950,718	3,928	19,944
NET ASSETS	$2,463,734	$1,770,011	$5,291,149	$215,128,897	$3,803,353	$1,658,809
NET ASSETS CONSIST OF:
Accumulation units	2,463,734	1,770,011	5,225,703	215,090,472	3,757,275	1,658,809
Contracts in payout (annuitization) period	—	—	65,446	38,425	46,078	—
NET ASSETS	$2,463,734	$1,770,011	$5,291,149	$215,128,897	$3,803,353	$1,658,809
Units Outstanding	197,701	167,746	301,086	17,806,184	288,982	161,501
Accumulation Unit Value	$12.25 - $12.63	$10.34 - $10.73	$16.74 - $19.52	$10.85 - $12.97	$11.89 - $13.31	$10.12 - $10.36
Cost of Investments	$2,340,206	$1,716,362	$4,242,101	$194,202,312	$3,328,189	$1,679,295

	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$3,029,704	$1,051,334	$782,624	$1,588,599	$3,201,078	$813,551
Receivables:
Due from Pacific Life & Annuity Company	1,214	—	15,545	—	15,598	1,276
Investments sold	—	77	—	2,920	—	—
Total Assets	3,030,918	1,051,411	798,169	1,591,519	3,216,676	814,827
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	122	—	2,939	—	—
Investments purchased	1,365	—	15,588	—	15,762	1,322
Total Liabilities	1,365	122	15,588	2,939	15,762	1,322
NET ASSETS	$3,029,553	$1,051,289	$782,581	$1,588,580	$3,200,914	$813,505
NET ASSETS CONSIST OF:
Accumulation units	3,029,553	1,051,289	745,664	1,492,806	3,200,914	813,505
Contracts in payout (annuitization) period	—	—	36,917	95,774	—	—
NET ASSETS	$3,029,553	$1,051,289	$782,581	$1,588,580	$3,200,914	$813,505
Units Outstanding	276,765	88,034	75,149	123,978	223,084	66,264
Accumulation Unit Value	$10.71 - $11.15	$11.79 - $12.04	$10.31 - $10.55	$12.70 - $12.99	$14.07 - $14.52	$12.15 - $12.44
Cost of Investments	$2,864,153	$1,007,100	$776,368	$1,394,988	$2,728,330	$680,928

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			American Funds		American Funds	American Funds
	American Funds	American Funds	IS High-Income	American Funds	IS International	IS Managed Risk
	IS Growth	IS Growth-Income	Bond	IS International	Growth and Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
ASSETS
Investments in mutual funds, at value	$12,838,942	$13,842,105	$1,141,086	$2,895,670	$2,398,328	$11,377,016
Receivables:
Due from Pacific Life & Annuity Company	10,426	—	3,413	4,278	—	18,200
Investments sold	—	7,679	—	—	754	—
Total Assets	12,849,368	13,849,784	1,144,499	2,899,948	2,399,082	11,395,216
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	9,022	—	—	925	—
Investments purchased	12,016	—	3,490	4,413	—	18,704
Total Liabilities	12,016	9,022	3,490	4,413	925	18,704
NET ASSETS	$12,837,352	$13,840,762	$1,141,009	$2,895,535	$2,398,157	$11,376,512
NET ASSETS CONSIST OF:
Accumulation units	12,777,668	13,840,762	1,141,009	2,895,535	2,398,157	11,376,512
Contracts in payout (annuitization) period	59,684	—	—	—	—	—
NET ASSETS	$12,837,352	$13,840,762	$1,141,009	$2,895,535	$2,398,157	$11,376,512
Units Outstanding	951,964	1,068,686	98,855	242,161	214,822	930,355
Accumulation Unit Value	$13.35 - $15.75	$12.82 - $14.52	$10.86 - $11.68	$11.69 - $12.32	$10.74 - $11.28	$11.97 - $12.35
Cost of Investments	$11,287,286	$12,743,341	$1,146,480	$2,684,613	$2,247,318	$10,221,268

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Capital	Global	iShares Alternative	iShares Dynamic
	New World Fund	Securities	Appreciation	Allocation	Strategies	Allocation
	Class 4	Class 4	V.I. Class III	V.I. Class III	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$2,162,472	$1,409,547	$466,103	$146,397,554	$1,610,891	$2,645,343
Receivables:
Due from Pacific Life & Annuity Company	356	—	—	—	19	—
Investments sold	—	—	593	111,502	—	150
Total Assets	2,162,828	1,409,547	466,696	146,509,056	1,610,910	2,645,493
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	47	608	110,496	—	302
Investments purchased	509	33	—	—	101	—
Total Liabilities	509	80	608	110,496	101	302
NET ASSETS	$2,162,319	$1,409,467	$466,088	$146,398,560	$1,610,809	$2,645,191
NET ASSETS CONSIST OF:
Accumulation units	2,162,319	1,409,467	466,088	146,373,287	1,570,792	2,645,191
Contracts in payout (annuitization) period	—	—	—	25,273	40,017	—
NET ASSETS	$2,162,319	$1,409,467	$466,088	$146,398,560	$1,610,809	$2,645,191
Units Outstanding	186,093	139,941	21,240	11,509,569	137,935	232,510
Accumulation Unit Value	$11.42 - $13.03	$9.95 - $10.27	$18.91 - $24.82	$10.73 - $14.76	$11.48 - $11.78	$11.22 - $11.45
Cost of Investments	$1,704,821	$1,426,611	$390,272	$131,927,557	$1,504,750	$2,414,525

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock			Fidelity VIP
	iShares Dynamic	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP
	Fixed Income	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income
	V.I. Class I	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$602,921	$1,060,925	$16,912,312	$29,988,368	$15,722,572	$5,488,748
Receivables:
Due from Pacific Life & Annuity Company	492	4,341	7,605	997,828	730	15,395
Total Assets	603,413	1,065,266	16,919,917	30,986,196	15,723,302	5,504,143
LIABILITIES
Payables:
Investments purchased	534	4,377	8,330	998,451	1,085	16,295
Total Liabilities	534	4,377	8,330	998,451	1,085	16,295
NET ASSETS	$602,879	$1,060,889	$16,911,587	$29,987,745	$15,722,217	$5,487,848
NET ASSETS CONSIST OF:
Accumulation units	602,879	1,060,889	16,891,678	29,987,745	15,716,969	5,482,496
Contracts in payout (annuitization) period	—	—	19,909	—	5,248	5,352
NET ASSETS	$602,879	$1,060,889	$16,911,587	$29,987,745	$15,722,217	$5,487,848
Units Outstanding	58,748	88,320	1,011,080	2,176,116	1,647,204	492,779
Accumulation Unit Value	$10.10 - $10.33	$11.79 - $12.45	$12.35 - $17.73	$11.81 - $15.39	$9.38 - $10.03	$10.89 - $11.57
Cost of Investments	$594,063	$888,041	$14,525,443	$27,279,714	$15,722,572	$5,499,686

	First Trust	First Trust/Dow	First Trust	Franklin	Franklin
	Dorsey Wright	Jones Dividend &	Multi Income	Founding Funds	Founding Funds	Franklin
	Tactical Core	Income Allocation	Allocation	Allocation	Allocation	Income
	Class I	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,820,217	$36,445,609	$967,571	$228,826	$13,823,848	$8,683,363
Receivables:
Due from Pacific Life & Annuity Company	—	—	169	—	—	702
Investments sold	1,190	11,326	—	6	2,038	—
Total Assets	1,821,407	36,456,935	967,740	228,832	13,825,886	8,684,065
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,350	12,782	—	15	2,053	—
Investments purchased	—	—	218	—	—	1,083
Total Liabilities	1,350	12,782	218	15	2,053	1,083
NET ASSETS	$1,820,057	$36,444,153	$967,522	$228,817	$13,823,833	$8,682,982
NET ASSETS CONSIST OF:
Accumulation units	1,820,057	36,444,153	967,522	228,817	13,823,833	8,682,982
Contracts in payout (annuitization) period	—	—	—	—	—	—
NET ASSETS	$1,820,057	$36,444,153	$967,522	$228,817	$13,823,833	$8,682,982
Units Outstanding	158,908	2,532,740	86,833	13,976	1,000,260	793,586
Accumulation Unit Value	$11.34 - $11.51	$11.45 - $15.89	$11.02 - $11.22	$15.53 - $17.58	$12.72 - $16.96	$10.80 - $10.98
Cost of Investments	$1,675,547	$32,860,761	$931,821	$214,245	$12,168,102	$8,053,122

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Franklin	Franklin				Janus
	Mutual Global	Rising	Templeton	Ivy		Henderson
	Discovery	Dividends	Global Bond	VIP Asset	Ivy	Balanced
	VIP Class 2	VIP Class 2	VIP Class 2	Strategy	VIP Energy	Service Shares
ASSETS
Investments in mutual funds, at value	$6,423,898	$11,848,754	$7,787,683	$479,602	$937,870	$151,443,677
Receivables:
Due from Pacific Life & Annuity Company	352	—	5,338	—	923	4,078
Investments sold	—	6,132	—	200	—	—
Total Assets	6,424,250	11,854,886	7,793,021	479,802	938,793	151,447,755
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	6,647	—	229	—	—
Investments purchased	624	—	5,775	—	965	6,906
Total Liabilities	624	6,647	5,775	229	965	6,906
NET ASSETS	$6,423,626	$11,848,239	$7,787,246	$479,573	$937,828	$151,440,849
NET ASSETS CONSIST OF:
Accumulation units	6,406,004	11,802,230	7,787,246	479,573	937,828	151,440,849
Contracts in payout (annuitization) period	17,622	46,009	—	—	—	—
NET ASSETS	$6,423,626	$11,848,239	$7,787,246	$479,573	$937,828	$151,440,849
Units Outstanding	450,861	728,274	814,692	48,664	117,349	10,638,675
Accumulation Unit Value	$13.21 - $18.71	$12.10 - $17.61	$9.29 - $12.37	$9.72 - $9.90	$7.90 - $8.52	$11.14 - $15.53
Cost of Investments	$6,558,284	$10,363,040	$7,832,886	$499,847	$835,531	$131,391,090

	Janus	JPMorgan	JPMorgan	ClearBridge	Lord Abbett	Lord Abbett
	Henderson	Insurance Trust	Insurance Trust	Variable	Bond	International
	Flexible Bond	Global Allocation	Income Builder	Aggressive Growth	Debenture	Equity
	Service Shares	Class 2	Class 2	- Class II	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$1,900,932	$826,530	$1,056,209	$270,449	$3,154,561	$868,450
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	4,666	—	—
Investments sold	68	34	35	—	—	287
Total Assets	1,901,000	826,564	1,056,244	275,115	3,154,561	868,737
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	160	71	106	—	60	316
Investments purchased	—	—	—	4,677	120	—
Total Liabilities	160	71	106	4,677	180	316
NET ASSETS	$1,900,840	$826,493	$1,056,138	$270,438	$3,154,381	$868,421
NET ASSETS CONSIST OF:
Accumulation units	1,900,840	826,493	1,056,138	270,438	3,148,660	868,421
Contracts in payout (annuitization) period	—	—	—	—	5,721	—
NET ASSETS	$1,900,840	$826,493	$1,056,138	$270,438	$3,154,381	$868,421
Units Outstanding	185,639	73,315	95,748	24,052	255,851	71,465
Accumulation Unit Value	$10.04 - $10.32	$11.17 - $11.38	$10.92 - $11.06	$11.13 - $11.65	$11.03 - $13.29	$10.38 - $15.52
Cost of Investments	$1,919,851	$788,799	$972,648	$267,033	$3,047,827	$762,423

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
					MFS
		MFS	MFS	MFS	Massachusetts	Neuberger Berman
	Lord Abbett	Total Return	Utilities	Value	Investors	U.S. Equity Index
	Total Return	Series -	Series -	Series -	Growth Stock -	PutWrite Strategy
	Class VC	Service Class	Service Class	Service Class	Service Class	Class S
ASSETS
Investments in mutual funds, at value	$5,834,760	$35,321,640	$3,816,715	$1,024,588	$657,538	$51,173
Receivables:
Due from Pacific Life & Annuity Company	6,253	27,789	4,187	—	—	—
Investments sold	—	—	—	725	1,048	2
Total Assets	5,841,013	35,349,429	3,820,902	1,025,313	658,586	51,175
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	752	1,096	7
Investments purchased	6,483	28,362	4,417	—	—	—
Total Liabilities	6,483	28,362	4,417	752	1,096	7
NET ASSETS	$5,834,530	$35,321,067	$3,816,485	$1,024,561	$657,490	$51,168
NET ASSETS CONSIST OF:
Accumulation units	5,834,530	35,321,067	3,775,667	1,024,561	657,490	51,168
Contracts in payout (annuitization) period	—	—	40,818	—	—	—
NET ASSETS	$5,834,530	$35,321,067	$3,816,485	$1,024,561	$657,490	$51,168
Units Outstanding	533,530	2,477,766	306,656	47,175	50,414	5,065
Accumulation Unit Value	$10.31 - $12.88	$11.28 - $16.36	$11.87 - $14.14	$20.61 - $25.05	$12.99 - $13.06	$10.08 - $10.12
Cost of Investments	$5,869,942	$32,306,895	$3,611,084	$797,580	$603,384	$48,264

				PIMCO
		Oppenheimer	PIMCO	Commodity-
	Oppenheimer	International	All Asset All	RealReturn		Schwab
	Global Fund/VA	Growth Fund/VA	Authority -	Strategy -	Schwab	VIT Balanced
	Service Shares	Service Shares	Advisor Class	Advisor Class	VIT Balanced	with Growth
ASSETS
Investments in mutual funds, at value	$3,098,662	$269,213	$90,604	$303,542	$3,232,758	$8,384,294
Receivables:
Due from Pacific Life & Annuity Company	—	—	139	—	—	—
Investments sold	125	9	—	244	53	1,606
Total Assets	3,098,787	269,222	90,743	303,786	3,232,811	8,385,900
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	311	23	—	268	113	1,666
Investments purchased	—	—	146	—	—	—
Total Liabilities	311	23	146	268	113	1,666
NET ASSETS	$3,098,476	$269,199	$90,597	$303,518	$3,232,698	$8,384,234
NET ASSETS CONSIST OF:
Accumulation units	2,224,001	269,199	90,597	303,518	3,232,698	8,384,234
Contracts in payout (annuitization) period	874,475	—	—	—	—	—
NET ASSETS	$3,098,476	$269,199	$90,597	$303,518	$3,232,698	$8,384,234
Units Outstanding	240,744	22,773	9,124	51,362	256,452	606,042
Accumulation Unit Value	$12.76 - $13.72	$11.72 - $12.04	$9.84 - $9.94	$5.50 - $6.01	$12.61 - $12.61	$13.83 - $13.83
Cost of Investments	$2,765,268	$242,738	$84,043	$312,440	$2,783,508	$7,130,453

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
		State Street	VanEck VIP
	Schwab	Total Return	Global Hard Assets
	VIT Growth	V.I.S. Class 3	Class S
ASSETS
Investments in mutual funds, at value	$5,618,773	$23,731,631	$1,245,069
Receivables:
Due from Pacific Life & Annuity Company	—	59,043	—
Investments sold	530	—	46
Total Assets	5,619,303	23,790,674	1,245,115
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	536	—	87
Investments purchased	—	58,757	—
Total Liabilities	536	58,757	87
NET ASSETS	$5,618,767	$23,731,917	$1,245,028
NET ASSETS CONSIST OF:
Accumulation units	5,618,767	23,731,917	1,245,028
Contracts in payout (annuitization) period	—	—	—
NET ASSETS	$5,618,767	$23,731,917	$1,245,028
Units Outstanding	369,064	1,462,507	155,453
Accumulation Unit Value	$15.22 - $15.22	$12.58 - $21.13	$7.47 - $9.50
Cost of Investments	$4,456,039	$20,058,272	$1,135,205

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,829	84,971	21,516	88,756	89,864	85,609
Administrative fees	428	16,138	4,701	17,235	16,364	16,799
Total Expenses	2,257	101,109	26,217	105,991	106,228	102,408
Net Investment Income (Loss)	(2,257)	(101,109)	(26,217)	(105,991)	(106,228)	(102,408)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	86	9,902	2,212	20,480	116,497	4,047
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	86	9,902	2,212	20,480	116,497	4,047
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,385	482,187	69,954	276,086	453,108	257,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,214	$390,980	$45,949	$190,575	$463,377	$159,062

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	10,295	173,982	107,383	22,670	38,825	31,206
Administrative fees	1,947	33,025	21,341	3,877	7,669	6,107
Total Expenses	12,242	207,007	128,724	26,547	46,494	37,313
Net Investment Income (Loss)	(12,242)	(207,007)	(128,724)	(26,547)	(46,494)	(37,313)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,395)	16,642	6,032	11,860	73,249	25,621
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(8,395)	16,642	6,032	11,860	73,249	25,621
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	32,616	641,966	120,565	200,560	506,849	685,846
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,979	$451,601	$(2,127)	$185,873	$533,604	$674,154

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	135,786	599,978	54,908	48,675	60,013	63,462
Administrative fees	26,629	129,319	10,184	9,924	12,564	11,946
Total Expenses	162,415	729,297	65,092	58,599	72,577	75,408
Net Investment Income (Loss)	(162,415)	(729,297)	(65,092)	(58,599)	(72,577)	(75,408)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	177,694	21,840	8,525	4,587	12,195	44,028
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	177,694	21,840	8,525	4,587	12,195	44,028
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,931,894	11,197,074	1,082,080	1,097,239	1,453,716	638,882
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,947,173	$10,489,617	$1,025,513	$1,043,227	$1,393,334	$607,502

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	17,379	41,455	73,319	64,817	33,860	34,209
Administrative fees	3,389	7,808	13,723	12,646	6,733	5,973
Total Expenses	20,768	49,263	87,042	77,463	40,593	40,182
Net Investment Income (Loss)	(20,768)	(49,263)	(87,042)	(77,463)	(40,593)	(40,182)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	181,632	5,538	74,652	120,482	2,765	(5,870)
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	181,632	5,538	74,652	120,482	2,765	(5,870)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	148,354	551,334	1,294,381	1,235,908	446,703	260,857
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$309,218	$507,609	$1,281,991	$1,278,927	$408,875	$214,805

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	59,246	61,946	20,616	76,650	71,810	20,496
Administrative fees	13,928	12,234	4,412	14,006	14,161	3,564
Total Expenses	73,174	74,180	25,028	90,656	85,971	24,060
Net Investment Income (Loss)	(73,174)	(74,180)	(25,028)	(90,656)	(85,971)	(24,060)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(7,637)	51,727	60,355	23,219	5,110	196,124
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(7,637)	51,727	60,355	23,219	5,110	196,124
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	868,788	371,193	155,523	1,873,754	1,528,414	283,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$787,977	$348,740	$190,850	$1,806,317	$1,447,553	$455,411

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	41,288	187,061	84,812	58,265	1,874	94
Administrative fees	7,721	37,487	16,987	10,870	440	23
Total Expenses	49,009	224,548	101,799	69,135	2,314	117
Net Investment Income (Loss)	(49,009)	(224,548)	(101,799)	(69,135)	(2,314)	(117)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	29,219	149,187	104,010	38,026	(35)	—
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	29,219	149,187	104,010	38,026	(35)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	640,963	3,186,592	80,624	1,502,416	(7,170)	335
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$621,173	$3,111,231	$82,835	$1,471,307	$(9,519)	$218

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	19,229	7,673	444,052	1,407,254	290,121	1,139,762
Administrative fees	4,722	1,826	88,118	276,530	55,152	198,978
Total Expenses	23,951	9,499	532,170	1,683,784	345,273	1,338,740
Net Investment Income (Loss)	(23,951)	(9,499)	(532,170)	(1,683,784)	(345,273)	(1,338,740)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	25,473	1,447	59,303	77,959	61,087	2,294,299
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	25,473	1,447	59,303	77,959	61,087	2,294,299
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	289,721	44,303	3,859,296	16,354,993	4,065,757	4,150,644
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$291,243	$36,251	$3,386,429	$14,749,168	$3,781,571	$5,106,203

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$795,807
EXPENSES
Mortality and expense risk	2,342,209	7,942,974	6,224,643	1,562,551	38,181	236,937
Administrative fees	396,121	1,342,153	1,041,168	257,528	7,769	46,277
Total Expenses	2,738,330	9,285,127	7,265,811	1,820,079	45,950	283,214
Net Investment Income (Loss)	(2,738,330)	(9,285,127)	(7,265,811)	(1,820,079)	(45,950)	512,593
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,608,948	19,241,935	21,871,801	6,054,369	1,414	(219,613)
Capital gain distributions (1)	—	—	—	—	—	1,141,549
Realized Gain (Loss) on Investments	3,608,948	19,241,935	21,871,801	6,054,369	1,414	921,936
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,896,271	55,265,287	46,838,909	12,671,970	399,307	221,299
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,766,889	$65,222,095	$61,444,899	$16,906,260	$354,771	$1,655,828

	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$34,354	$50,018	$84,413	$2,722,975	$71,875	$28,878
EXPENSES
Mortality and expense risk	17,867	8,427	69,184	2,337,385	45,094	10,463
Administrative fees	3,431	2,704	13,465	452,478	8,778	2,391
Total Expenses	21,298	11,131	82,649	2,789,863	53,872	12,854
Net Investment Income (Loss)	13,056	38,887	1,764	(66,888)	18,003	16,024
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,261)	(5,520)	93,267	23,635	14,513	(9,037)
Capital gain distributions (1)	42,908	27,253	136,213	8,905,330	170,510	15,865
Realized Gain (Loss) on Investments	34,647	21,733	229,480	8,928,965	185,023	6,828
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	106,411	55,468	326,916	17,193,874	340,859	(4,372)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$154,114	$116,088	$558,160	$26,055,951	$543,885	$18,480

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$68,531	$8,697	$2,750	$32,338	$15,664	$2,800
EXPENSES
Mortality and expense risk	26,746	4,325	7,460	16,927	24,929	7,169
Administrative fees	6,057	1,021	1,247	2,758	5,082	1,554
Total Expenses	32,803	5,346	8,707	19,685	30,011	8,723
Net Investment Income (Loss)	35,728	3,351	(5,957)	12,653	(14,347)	(5,923)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,860)	(45)	(4,048)	123,096	2,543	(262)
Capital gain distributions (1)	—	28,051	3,374	24,538	60,517	—
Realized Gain (Loss) on Investments	(2,860)	28,006	(674)	147,634	63,060	(262)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	242,935	42,457	35,982	149,366	483,554	136,335
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$275,803	$73,814	$29,351	$309,653	$532,267	$130,150

			American Funds		American Funds	American Funds
	American Funds	American Funds	IS High-Income	American Funds	IS International	IS Managed Risk
	IS Growth	IS Growth-Income	Bond	IS International	Growth and Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
INVESTMENT INCOME
Dividends (1)	$50,668	$161,774	$66,638	$31,849	$45,432	$74,282
EXPENSES
Mortality and expense risk	126,237	127,505	10,012	15,816	16,595	104,075
Administrative fees	24,558	25,496	2,052	3,566	3,467	23,205
Total Expenses	150,795	153,001	12,064	19,382	20,062	127,280
Net Investment Income (Loss)	(100,127)	8,773	54,574	12,467	25,370	(52,998)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,919	(21,193)	(3,136)	(37,092)	(3,659)	(1,617)
Capital gain distributions (1)	986,625	695,694	—	16,449	—	91,366
Realized Gain (Loss) on Investments	990,544	674,501	(3,136)	(20,643)	(3,659)	89,749
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,521,609	1,335,154	(10,888)	415,670	243,708	1,105,641
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,412,026	$2,018,428	$40,550	$407,494	$265,419	$1,142,392

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Capital	Global	iShares Alternative	iShares Dynamic
	New World Fund	Securities	Appreciation	Allocation	Strategies	Allocation
	Class 4	Class 4	V.I. Class III	V.I. Class III	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends (1)	$15,498	$14,886	$—	$1,825,792	$42,598	$48,659
EXPENSES
Mortality and expense risk	18,292	13,183	3,042	1,605,845	17,398	20,820
Administrative fees	4,040	2,514	683	310,964	3,406	4,444
Total Expenses	22,332	15,697	3,725	1,916,809	20,804	25,264
Net Investment Income (Loss)	(6,834)	(811)	(3,725)	(91,017)	21,794	23,395
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	688	(17,648)	9,158	(1,200,592)	1,604	58
Capital gain distributions (1)	—	—	50,301	1,682,414	—	—
Realized Gain (Loss) on Investments	688	(17,648)	59,459	481,822	1,604	58
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	408,725	14,406	70,884	16,241,335	140,928	225,136
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$402,579	$(4,053)	$126,618	$16,632,140	$164,326	$248,589

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock			Fidelity VIP
	iShares Dynamic	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP
	Fixed Income	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income
	V.I. Class I	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2
INVESTMENT INCOME
Dividends (1)	$12,144	$18,170	$120,657	$262,857	$81,576	$160,066
EXPENSES
Mortality and expense risk	5,886	8,411	163,799	276,957	162,686	35,875
Administrative fees	1,367	1,847	35,532	57,403	30,690	7,845
Total Expenses	7,253	10,258	199,331	334,360	193,376	43,720
Net Investment Income (Loss)	4,891	7,912	(78,674)	(71,503)	(111,800)	116,346
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,291)	1,479	(50,927)	(90,934)	—	(670)
Capital gain distributions (1)	—	—	802,691	539,252	—	27,677
Realized Gain (Loss) on Investments	(5,291)	1,479	751,764	448,318	—	27,007
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,855	155,343	2,022,545	3,176,123	—	38,592
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,455	$164,734	$2,695,635	$3,552,938	$(111,800)	$181,945

	First Trust	First Trust/Dow	First Trust	Franklin	Franklin
	Dorsey Wright	Jones Dividend &	Multi Income	Founding Funds	Founding Funds	Franklin
	Tactical Core	Income Allocation	Allocation	Allocation	Allocation	Income
	Class I	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 2
INVESTMENT INCOME
Dividends (1)	$8,162	$439,320	$24,010	$6,581	$352,889	$309,231
EXPENSES
Mortality and expense risk	10,947	371,689	10,000	2,065	160,960	74,112
Administrative fees	2,257	74,191	2,153	362	29,177	18,391
Total Expenses	13,204	445,880	12,153	2,427	190,137	92,503
Net Investment Income (Loss)	(5,042)	(6,560)	11,857	4,154	162,752	216,728
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	981	18,802	242	(3,002)	(8,119)	(5,841)
Capital gain distributions (1)	17,090	1,661,758	—	10,144	565,936	—
Realized Gain (Loss) on Investments	18,071	1,680,560	242	7,142	557,817	(5,841)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	147,237	2,080,315	25,751	13,408	619,180	383,627
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$160,266	$3,754,315	$37,850	$24,704	$1,339,749	$594,514

	Franklin	Franklin				Janus
	Mutual Global	Rising	Templeton	Ivy		Henderson
	Discovery	Dividends	Global Bond	VIP Asset	Ivy	Balanced
	VIP Class 2	VIP Class 2	VIP Class 2	Strategy	VIP Energy	Service Shares
INVESTMENT INCOME
Dividends (1)	$100,006	$178,844	$—	$7,476	$6,936	$1,838,920
EXPENSES
Mortality and expense risk	56,478	124,465	79,458	5,277	8,355	1,350,350
Administrative fees	12,574	27,032	17,964	1,130	1,787	287,561
Total Expenses	69,052	151,497	97,422	6,407	10,142	1,637,911
Net Investment Income (Loss)	30,954	27,347	(97,422)	1,069	(3,206)	201,009
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(77,650)	(81,959)	(72,979)	(35,477)	(76,615)	(49,169)
Capital gain distributions (1)	318,422	425,987	24,430	—	—	247,186
Realized Gain (Loss) on Investments	240,772	344,028	(48,549)	(35,477)	(76,615)	198,017
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	126,254	1,623,894	182,124	110,000	(19,573)	19,219,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$397,980	$1,995,269	$36,153	$75,592	$(99,394)	$19,618,903

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Janus	JPMorgan	JPMorgan	ClearBridge	Lord Abbett	Lord Abbett
	Henderson	Insurance Trust	Insurance Trust	Variable	Bond	International
	Flexible Bond	Global Allocation	Income Builder	Aggressive Growth	Debenture	Equity
	Service Shares	Class 2	Class 2	- Class II	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$48,760	$9,122	$35,512	$666	$128,587	$15,611
EXPENSES
Mortality and expense risk	20,282	6,721	11,876	2,326	27,717	6,967
Administrative fees	4,519	1,076	2,976	383	6,014	1,574
Total Expenses	24,801	7,797	14,852	2,709	33,731	8,541
Net Investment Income (Loss)	23,959	1,325	20,660	(2,043)	94,856	7,070
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,507)	658	16,068	(587)	(2,388)	4,898
Capital gain distributions (1)	—	30,256	8,753	16,146	30,293	—
Realized Gain (Loss) on Investments	(4,507)	30,914	24,821	15,559	27,905	4,898
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,026	42,123	73,047	9,048	69,708	179,612
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,478	$74,362	$118,528	$22,564	$192,469	$191,580

					MFS
		MFS	MFS	MFS	Massachusetts	Neuberger Berman
	Lord Abbett	Total Return	Utilities	Value	Investors	U.S. Equity Index
	Total Return	Series -	Series -	Series -	Growth Stock -	PutWrite Strategy
	Class VC	Service Class	Service Class	Service Class	Service Class	Class S
INVESTMENT INCOME
Dividends (1)	$137,119	$779,417	$171,626	$16,787	$2,439	$—
EXPENSES
Mortality and expense risk	34,790	377,444	47,063	6,222	3,904	393
Administrative fees	7,911	76,046	9,319	1,386	893	92
Total Expenses	42,701	453,490	56,382	7,608	4,797	485
Net Investment Income (Loss)	94,418	325,927	115,244	9,179	(2,358)	(485)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(5,149)	(12,357)	(201,650)	236	(2,300)	2
Capital gain distributions (1)	—	1,000,510	—	38,884	30,471	—
Realized Gain (Loss) on Investments	(5,149)	988,153	(201,650)	39,120	28,171	2
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	20,989	2,170,898	579,844	92,501	117,529	2,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$110,258	$3,484,978	$493,438	$140,800	$143,342	$2,114

				PIMCO
		Oppenheimer	PIMCO	Commodity-
	Oppenheimer	International	All Asset All	RealReturn		Schwab
	Global Fund/VA	Growth Fund/VA	Authority -	Strategy -	Schwab	VIT Balanced
	Service Shares	Service Shares	Advisor Class	Advisor Class	VIT Balanced	with Growth
INVESTMENT INCOME
Dividends (1)	$7,976	$1,421	$4,388	$35,462	$38,125	$111,257
EXPENSES
Mortality and expense risk	15,984	1,539	932	3,240	11,389	28,110
Administrative fees	2,507	354	222	727	8,135	20,078
Total Expenses	18,491	1,893	1,154	3,967	19,524	48,188
Net Investment Income (Loss)	(10,515)	(472)	3,234	31,495	18,601	63,069
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,990	90	609	(46,442)	26,050	14,007
Capital gain distributions (1)	—	—	—	—	22,740	46,418
Realized Gain (Loss) on Investments	3,990	90	609	(46,442)	48,790	60,425
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	332,731	28,681	4,626	14,477	225,151	861,139
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$326,206	$28,299	$8,469	$(470)	$292,542	$984,633

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
		State Street	VanEck VIP
	Schwab	Total Return	Global Hard Assets
	VIT Growth	V.I.S. Class 3	Class S
INVESTMENT INCOME
Dividends (1)	$69,451	$403,097	$—
EXPENSES
Mortality and expense risk	17,992	278,846	14,132
Administrative fees	12,852	48,739	3,073
Total Expenses	30,844	327,585	17,205
Net Investment Income (Loss)	38,607	75,512	(17,205)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,004	157,409	(96,554)
Capital gain distributions (1)	14,656	622,779	—
Realized Gain (Loss) on Investments	19,660	780,188	(96,554)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	723,601	2,235,806	61,760
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$781,868	$3,091,506	$(51,999)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,257)	$(1,094)	$(101,109)	$(98,494)	$(26,217)	$(22,058)
Realized gain (loss) on investments	86	(219)	9,902	(17,261)	2,212	860
Change in net unrealized appreciation (depreciation) on investments	8,385	2,309	482,187	318,906	69,954	133,849
Net Increase (Decrease) in Net Assets Resulting from Operations	6,214	996	390,980	203,151	45,949	112,651
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46,314	40,129	1,269,924	1,151,940	339,496	164,642
Transfers between variable and fixed accounts, net	34,814	49,926	484,881	(216,482)	140,969	97,304
Contract benefits and terminations	(993)	—	(1,177,957)	(897,798)	(396,520)	(108,779)
Contract charges and deductions	(16)	(12)	(12,171)	(14,665)	(127)	(147)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	27	(1,195)	—	—
Other	(3)	(5)	(194)	(15)	(11)	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	80,116	90,038	564,510	21,785	83,807	153,014
NET INCREASE (DECREASE) IN NET ASSETS	86,330	91,034	955,490	224,936	129,756	265,665
NET ASSETS
Beginning of Year	121,924	30,890	6,861,740	6,636,804	1,858,366	1,592,701
End of Year	$208,254	$121,924	$7,817,230	$6,861,740	$1,988,122	$1,858,366

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(105,991)	$(79,342)	$(106,228)	$(89,248)	$(102,408)	$(110,321)
Realized gain (loss) on investments	20,480	(6,924)	116,497	(30,993)	4,047	2,151
Change in net unrealized appreciation (depreciation) on investments	276,086	529,775	453,108	924,571	257,423	392,917
Net Increase (Decrease) in Net Assets Resulting from Operations	190,575	443,509	463,377	804,330	159,062	284,747
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	277,267	148,312	339,970	312,481	388,297	323,712
Transfers between variable and fixed accounts, net	312,958	1,434,894	(900,363)	1,501,589	1,033,581	197,803
Contract benefits and terminations	(532,688)	(381,404)	(509,545)	(929,792)	(791,930)	(1,491,381)
Contract charges and deductions	(8,398)	(6,244)	(15,479)	(13,110)	(11,225)	(12,682)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	3	(25)	(512)	(295)	(27)	222
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	49,142	1,195,533	(1,085,929)	870,873	618,696	(982,326)
NET INCREASE (DECREASE) IN NET ASSETS	239,717	1,639,042	(622,552)	1,675,203	777,758	(697,579)
NET ASSETS
Beginning of Year	7,135,197	5,496,155	7,526,231	5,851,028	6,855,469	7,553,048
End of Year	$7,374,914	$7,135,197	$6,903,679	$7,526,231	$7,633,227	$6,855,469

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(12,242)	$(11,321)	$(207,007)	$(207,144)	$(128,724)	$(114,126)
Realized gain (loss) on investments	(8,395)	(3,518)	16,642	(2,163)	6,032	1,867
Change in net unrealized appreciation (depreciation) on investments	32,616	12,244	641,966	390,649	120,565	143,912
Net Increase (Decrease) in Net Assets Resulting from Operations	11,979	(2,595)	451,601	181,342	(2,127)	31,653
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	108,519	44,907	1,069,643	715,181	771,782	712,044
Transfers between variable and fixed accounts, net	(183,503)	171,141	926,268	890,045	(473,694)	1,893,306
Contract benefits and terminations	(194,448)	(32,923)	(1,602,300)	(1,268,357)	(862,329)	(1,326,236)
Contract charges and deductions	(1,004)	(1,083)	(20,652)	(19,223)	(25,069)	(24,716)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(175)	(7)	(515)	(2,382)	6	(148)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(270,611)	182,035	372,444	315,264	(589,304)	1,254,250
NET INCREASE (DECREASE) IN NET ASSETS	(258,632)	179,440	824,045	496,606	(591,431)	1,285,903
NET ASSETS
Beginning of Year	880,710	701,270	14,328,908	13,832,302	10,266,815	8,980,912
End of Year	$622,078	$880,710	$15,152,953	$14,328,908	$9,675,384	$10,266,815

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(26,547)	$(18,421)	$(46,494)	$(40,176)	$(37,313)	$(35,388)
Realized gain (loss) on investments	11,860	(8,381)	73,249	(6,465)	25,621	(67,714)
Change in net unrealized appreciation (depreciation) on investments	200,560	155,050	506,849	538,935	685,846	1,803
Net Increase (Decrease) in Net Assets Resulting from Operations	185,873	128,248	533,604	492,294	674,154	(101,299)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	271,275	13,067	133,716	41,684	59,996	14,442
Transfers between variable and fixed accounts, net	(145,425)	790,604	(384,094)	179,125	(171,217)	(44,994)
Contract benefits and terminations	(64,757)	(103,700)	(230,677)	(84,499)	(220,276)	(207,448)
Contract charges and deductions	(3,265)	(2,775)	(9,931)	(9,207)	(6,762)	(6,579)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(12)	(515)	22	(14)	(4)	28
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	57,816	696,681	(490,964)	127,089	(338,263)	(244,551)
NET INCREASE (DECREASE) IN NET ASSETS	243,689	824,929	42,640	619,383	335,891	(345,850)
NET ASSETS
Beginning of Year	1,594,376	769,447	3,679,755	3,060,372	2,523,344	2,869,194
End of Year	$1,838,065	$1,594,376	$3,722,395	$3,679,755	$2,859,235	$2,523,344

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(162,415)	$(136,969)	$(729,297)	$(471,275)	$(65,092)	$(61,311)
Realized gain (loss) on investments	177,694	(8,818)	21,840	(83,729)	8,525	223,326
Change in net unrealized appreciation (depreciation) on investments	1,931,894	1,113,525	11,197,074	4,415,355	1,082,080	131,056
Net Increase (Decrease) in Net Assets Resulting from Operations	1,947,173	967,738	10,489,617	3,860,351	1,025,513	293,071
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,561,961	972,275	14,913,059	5,932,983	462,051	479,129
Transfers between variable and fixed accounts, net	(1,454,986)	749,333	3,377,911	3,761,419	2,541,622	(352,550)
Contract benefits and terminations	(979,244)	(1,010,018)	(3,310,652)	(1,489,563)	(219,612)	(393,907)
Contract charges and deductions	(20,810)	(18,898)	(15,171)	(11,516)	(4,915)	(4,020)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(24)	(988)	(701)	(3,282)	(139)	(13,819)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(893,103)	691,704	14,964,446	8,190,041	2,779,007	(285,167)
NET INCREASE (DECREASE) IN NET ASSETS	1,054,070	1,659,442	25,454,063	12,050,392	3,804,520	7,904
NET ASSETS
Beginning of Year	11,301,565	9,642,123	45,049,283	32,998,891	3,341,754	3,333,850
End of Year	$12,355,635	$11,301,565	$70,503,346	$45,049,283	$7,146,274	$3,341,754

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(58,599)	$(50,573)	$(72,577)	$(53,025)	$(75,408)	$(66,191)
Realized gain (loss) on investments	4,587	59,085	12,195	(68,969)	44,028	(25,321)
Change in net unrealized appreciation (depreciation) on investments	1,097,239	24,373	1,453,716	56,778	638,882	578,676
Net Increase (Decrease) in Net Assets Resulting from Operations	1,043,227	32,885	1,393,334	(65,216)	607,502	487,164
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	653,995	380,704	850,692	443,761	438,389	152,200
Transfers between variable and fixed accounts, net	90,191	(792,294)	1,558,458	(646,216)	25,403	(213,266)
Contract benefits and terminations	(125,462)	(247,296)	(387,369)	(151,385)	(604,893)	(244,253)
Contract charges and deductions	(5,269)	(4,588)	(3,424)	(2,970)	(12,724)	(10,229)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(18)	(5,546)	(224)	36	(66)	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	613,437	(669,020)	2,018,133	(356,774)	(153,891)	(315,546)
NET INCREASE (DECREASE) IN NET ASSETS	1,656,664	(636,135)	3,411,467	(421,990)	453,611	171,618
NET ASSETS
Beginning of Year	3,171,087	3,807,222	3,969,403	4,391,393	5,006,245	4,834,627
End of Year	$4,827,751	$3,171,087	$7,380,870	$3,969,403	$5,459,856	$5,006,245

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(20,768)	$(29,718)	$(49,263)	$(36,934)	$(87,042)	$(69,177)
Realized gain (loss) on investments	181,632	(19,793)	5,538	(24,247)	74,652	(15,751)
Change in net unrealized appreciation (depreciation) on investments	148,354	239,666	551,334	315,623	1,294,381	806,964
Net Increase (Decrease) in Net Assets Resulting from Operations	309,218	190,155	507,609	254,442	1,281,991	722,036
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50,409	148,256	508,985	213,503	408,187	215,900
Transfers between variable and fixed accounts, net	(1,325,580)	(33,525)	(15,108)	(156,940)	1,552,556	(97,433)
Contract benefits and terminations	(103,071)	(65,035)	(254,999)	(100,286)	(551,185)	(255,615)
Contract charges and deductions	(2,177)	(2,955)	(4,563)	(3,690)	(8,145)	(7,489)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	58	157	(37)	(8)	(101)	(1,266)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,380,361)	46,898	234,278	(47,421)	1,401,312	(145,903)
NET INCREASE (DECREASE) IN NET ASSETS	(1,071,143)	237,053	741,887	207,021	2,683,303	576,133
NET ASSETS
Beginning of Year	2,513,599	2,276,546	3,164,073	2,957,052	5,263,180	4,687,047
End of Year	$1,442,456	$2,513,599	$3,905,960	$3,164,073	$7,946,483	$5,263,180

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(77,463)	$(63,951)	$(40,593)	$(32,757)	$(40,182)	$(22,567)
Realized gain (loss) on investments	120,482	(36,374)	2,765	9,685	(5,870)	(8,282)
Change in net unrealized appreciation (depreciation) on investments	1,235,908	293,496	446,703	357,854	260,857	451,459
Net Increase (Decrease) in Net Assets Resulting from Operations	1,278,927	193,171	408,875	334,782	214,805	420,610
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	560,841	199,541	259,357	170,020	191,077	65,286
Transfers between variable and fixed accounts, net	(309,694)	12,142	317,183	(71,565)	60,769	1,678,288
Contract benefits and terminations	(362,296)	(394,308)	(192,975)	(171,844)	(96,421)	(314,173)
Contract charges and deductions	(13,066)	(10,971)	(7,680)	(6,841)	(1,944)	(1,435)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	197	27,310	301	(476)	(25)	(1,560)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(124,018)	(166,286)	376,186	(80,706)	153,456	1,426,406
NET INCREASE (DECREASE) IN NET ASSETS	1,154,909	26,885	785,061	254,076	368,261	1,847,016
NET ASSETS
Beginning of Year	4,660,876	4,633,991	2,668,493	2,414,417	2,790,681	943,665
End of Year	$5,815,785	$4,660,876	$3,453,554	$2,668,493	$3,158,942	$2,790,681

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(73,174)	$(49,430)	$(74,180)	$(46,642)	$(25,028)	$(9,029)
Realized gain (loss) on investments	(7,637)	(59,200)	51,727	(11,048)	60,355	(271)
Change in net unrealized appreciation (depreciation) on investments	868,788	876,193	371,193	979,407	155,523	110,440
Net Increase (Decrease) in Net Assets Resulting from Operations	787,977	767,563	348,740	921,717	190,850	101,140
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,426,866	457,405	672,744	97,434	319,036	37,017
Transfers between variable and fixed accounts, net	2,108,904	(56,550)	(643,667)	1,133,563	(131,229)	368,351
Contract benefits and terminations	(365,121)	(178,434)	(402,704)	(196,138)	(108,719)	(5,069)
Contract charges and deductions	(2,125)	(2,075)	(6,426)	(4,717)	(285)	(134)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(358)	(1,002)	—	—
Other	531	(290)	(41)	(1,852)	49	(23)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,169,055	220,056	(380,452)	1,027,288	78,852	400,142
NET INCREASE (DECREASE) IN NET ASSETS	3,957,032	987,619	(31,712)	1,949,005	269,702	501,282
NET ASSETS
Beginning of Year	4,889,245	3,901,626	4,843,472	2,894,467	999,552	498,270
End of Year	$8,846,277	$4,889,245	$4,811,760	$4,843,472	$1,269,254	$999,552

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(90,656)	$(74,609)	$(85,971)	$(79,254)	$(24,060)	$(30,406)
Realized gain (loss) on investments	23,219	(117,782)	5,110	(112,961)	196,124	(11,548)
Change in net unrealized appreciation (depreciation) on investments	1,873,754	485,834	1,528,414	110,041	283,347	79,852
Net Increase (Decrease) in Net Assets Resulting from Operations	1,806,317	293,443	1,447,553	(82,174)	455,411	37,898
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	697,717	213,605	392,218	134,736	150,863	84,951
Transfers between variable and fixed accounts, net	646,343	23,906	(281,288)	(250,335)	(921,468)	(304,277)
Contract benefits and terminations	(534,128)	(341,419)	(404,657)	(213,213)	(135,181)	(189,882)
Contract charges and deductions	(14,670)	(13,765)	(26,632)	(24,533)	(4,849)	(4,513)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(354)	(425)	(498)	(703)	(589)	(715)
Other	619	(5)	(101)	(50)	87	(4,803)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	795,527	(118,103)	(320,958)	(354,098)	(911,137)	(419,239)
NET INCREASE (DECREASE) IN NET ASSETS	2,601,844	175,340	1,126,595	(436,272)	(455,726)	(381,341)
NET ASSETS
Beginning of Year	5,314,661	5,139,321	5,805,129	6,241,401	1,873,118	2,254,459
End of Year	$7,916,505	$5,314,661	$6,931,724	$5,805,129	$1,417,392	$1,873,118

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(49,009)	$(42,495)	$(224,548)	$(224,146)	$(101,799)	$(107,006)
Realized gain (loss) on investments	29,219	(41,840)	149,187	(337,514)	104,010	(31,586)
Change in net unrealized appreciation (depreciation) on investments	640,963	149,139	3,186,592	(793,181)	80,624	472,578
Net Increase (Decrease) in Net Assets Resulting from Operations	621,173	64,804	3,111,231	(1,354,841)	82,835	333,986
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	236,643	128,233	952,322	1,315,929	291,369	344,365
Transfers between variable and fixed accounts, net	(157,644)	216,770	(1,324,605)	(2,034,117)	(1,225,832)	1,155,719
Contract benefits and terminations	(303,447)	(208,664)	(918,886)	(909,409)	(621,687)	(446,173)
Contract charges and deductions	(15,366)	(13,917)	(13,458)	(12,658)	(7,887)	(8,417)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	(523)	(955)	51	(814)
Other	(2)	(288)	7	819	70	(69)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(239,816)	122,134	(1,305,143)	(1,640,391)	(1,563,916)	1,044,611
NET INCREASE (DECREASE) IN NET ASSETS	381,357	186,938	1,806,088	(2,995,232)	(1,481,081)	1,378,597
NET ASSETS
Beginning of Year	3,265,942	3,079,004	15,092,117	18,087,349	8,013,604	6,635,007
End of Year	$3,647,299	$3,265,942	$16,898,205	$15,092,117	$6,532,523	$8,013,604

	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(69,135)	$(47,574)	$(2,314)	$(2,487)	$(117)	$(3)
Realized gain (loss) on investments	38,026	(66,663)	(35)	4,687	—	—
Change in net unrealized appreciation (depreciation) on investments	1,502,416	(35,559)	(7,170)	5,233	335	2
Net Increase (Decrease) in Net Assets Resulting from Operations	1,471,307	(149,796)	(9,519)	7,433	218	(1)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	517,292	421,338	20,183	22,973	10,537	—
Transfers between variable and fixed accounts, net	771,233	1,034,522	15,053	(33,836)	12,949	728
Contract benefits and terminations	(267,758)	(417,800)	(3,738)	(16,912)	—	—
Contract charges and deductions	(8,166)	(6,548)	(7)	(13)	(1)	—
Adjustments to net assets allocated to contracts in payout (annuitization) period	(824)	(759)	—	—	—	—
Other	(1,381)	(5,573)	(3)	—	(3)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,010,396	1,025,180	31,488	(27,788)	23,482	729
NET INCREASE (DECREASE) IN NET ASSETS	2,481,703	875,384	21,969	(20,355)	23,700	728
NET ASSETS
Beginning of Year or Period	3,426,037	2,550,653	164,285	184,640	728	—
End of Year or Period	$5,907,740	$3,426,037	$186,254	$164,285	$24,428	$728

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(23,951)	$(18,230)	$(9,499)	$(8,828)	$(532,170)	$(482,770)
Realized gain (loss) on investments	25,473	(19,209)	1,447	1,501	59,303	(76,954)
Change in net unrealized appreciation (depreciation) on investments	289,721	134,082	44,303	29,979	3,859,296	2,502,221
Net Increase (Decrease) in Net Assets Resulting from Operations	291,243	96,643	36,251	22,652	3,386,429	1,942,497
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	305,591	529,173	37,621	43,953	1,610,129	3,034,507
Transfers between variable and fixed accounts, net	(58,562)	(1,604,791)	132,383	1,548	2,341,303	1,653,639
Contract benefits and terminations	(92,642)	(18,132)	(75,223)	(73,987)	(4,066,011)	(2,481,288)
Contract charges and deductions	(238)	(73)	(46)	(55)	(217,691)	(213,021)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(17)	112	(3)	3	(26)	(459)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	154,132	(1,093,711)	94,732	(28,538)	(332,296)	1,993,378
NET INCREASE (DECREASE) IN NET ASSETS	445,375	(997,068)	130,983	(5,886)	3,054,133	3,935,875
NET ASSETS
Beginning of Year	1,558,347	2,555,415	703,284	709,170	39,895,672	35,959,797
End of Year	$2,003,722	$1,558,347	$834,267	$703,284	$42,949,805	$39,895,672

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,683,784)	$(1,411,722)	$(345,273)	$(291,093)	$(1,338,740)	$(1,622,723)
Realized gain (loss) on investments	77,959	(239,185)	61,087	(5,834)	2,294,299	902,989
Change in net unrealized appreciation (depreciation) on investments	16,354,993	9,057,865	4,065,757	2,164,726	4,150,644	5,209,238
Net Increase (Decrease) in Net Assets Resulting from Operations	14,749,168	7,406,958	3,781,571	1,867,799	5,106,203	4,489,504
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,645,916	12,610,140	2,521,113	1,323,020	1,250,087	3,353,564
Transfers between variable and fixed accounts, net	6,923,241	3,739,512	2,057,840	2,535,958	(1,672,922)	16,709,972
Contract benefits and terminations	(11,502,689)	(7,182,661)	(3,184,384)	(2,454,930)	(11,066,837)	(14,966,940)
Contract charges and deductions	(808,579)	(687,814)	(132,525)	(127,070)	(646,166)	(726,635)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(2,907)	1,121	359	215	842	(155)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,254,982	8,480,298	1,262,403	1,277,193	(12,134,996)	4,369,806
NET INCREASE (DECREASE) IN NET ASSETS	22,004,150	15,887,256	5,043,974	3,144,992	(7,028,793)	8,859,310
NET ASSETS
Beginning of Year	115,689,734	99,802,478	23,366,573	20,221,581	93,943,456	85,084,146
End of Year	$137,693,884	$115,689,734	$28,410,547	$23,366,573	$86,914,663	$93,943,456

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,738,330)	$(2,651,327)	$(9,285,127)	$(9,110,207)	$(7,265,811)	$(7,085,525)
Realized gain (loss) on investments	3,608,948	4,268,787	19,241,935	13,467,827	21,871,801	12,725,262
Change in net unrealized appreciation (depreciation) on investments	14,896,271	7,213,577	55,265,287	32,101,039	46,838,909	24,207,437
Net Increase (Decrease) in Net Assets Resulting from Operations	15,766,889	8,831,037	65,222,095	36,458,659	61,444,899	29,847,174
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,486,912	2,959,620	10,100,242	9,898,786	3,917,749	3,186,192
Transfers between variable and fixed accounts, net	592,069	(3,488,366)	2,074,363	(8,940,434)	(8,801,695)	1,824,975
Contract benefits and terminations	(20,992,398)	(12,761,442)	(59,650,549)	(46,779,675)	(51,009,404)	(38,321,985)
Contract charges and deductions	(1,063,158)	(1,069,703)	(4,385,482)	(4,516,437)	(3,193,150)	(3,318,194)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	1,502	(35)	13,377	5,722	4,223	(2,235)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(18,975,073)	(14,359,926)	(51,848,049)	(50,332,038)	(59,082,277)	(36,631,247)
NET INCREASE (DECREASE) IN NET ASSETS	(3,208,184)	(5,528,889)	13,374,046	(13,873,379)	2,362,622	(6,784,073)
NET ASSETS
Beginning of Year	180,861,828	186,390,717	591,262,836	605,136,215	450,974,394	457,758,467
End of Year	$177,653,644	$180,861,828	$604,636,882	$591,262,836	$453,337,016	$450,974,394

	Portfolio Optimization		PSF DFA		Invesco V.I. Balanced-Risk
	Aggressive-Growth		Balanced Allocation (1)		Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,820,079)	$(1,832,203)	$(45,950)	$(1,253)	$512,593	$(219,237)
Realized gain (loss) on investments	6,054,369	5,052,967	1,414	(22)	921,936	(543,406)
Change in net unrealized appreciation (depreciation) on investments	12,671,970	4,809,079	399,307	5,334	221,299	2,399,188
Net Increase (Decrease) in Net Assets Resulting from Operations	16,906,260	8,029,843	354,771	4,059	1,655,828	1,636,545
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,003,157	677,524	1,329,829	305,478	1,194,144	1,160,755
Transfers between variable and fixed accounts, net	(4,205,580)	(8,342,938)	3,288,426	148,695	562,886	831,124
Contract benefits and terminations	(10,219,936)	(7,410,746)	(291,294)	(2,626)	(1,341,204)	(1,381,030)
Contract charges and deductions	(726,686)	(775,928)	(11,208)	(1,372)	(179,588)	(161,516)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	1,891	1,625	(275)	(21)	(28)	(165)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,147,154)	(15,850,463)	4,315,478	450,154	236,210	449,168
NET INCREASE (DECREASE) IN NET ASSETS	2,759,106	(7,820,620)	4,670,249	454,213	1,892,038	2,085,713
NET ASSETS
Beginning of Year or Period	108,124,444	115,945,064	454,213	—	19,388,171	17,302,458
End of Year or Period	$110,883,550	$108,124,444	$5,124,462	$454,213	$21,280,209	$19,388,171

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Invesco V.I. Equity and		Invesco V.I. Global		American Century
	Income Series II		Real Estate Series II		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,056	$3,090	$38,887	$222	$1,764	$12,004
Realized gain (loss) on investments	34,647	1,825	21,733	4,057	229,480	171,630
Change in net unrealized appreciation (depreciation) on investments	106,411	70,678	55,468	1,344	326,916	674,526
Net Increase (Decrease) in Net Assets Resulting from Operations	154,114	75,593	116,088	5,623	558,160	858,160
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	177,291	135,316	86,666	36,129	507,748	467,796
Transfers between variable and fixed accounts, net	1,270,888	258,358	1,084,725	307,321	(1,416,145)	1,475,960
Contract benefits and terminations	(39,156)	(20,571)	(15,881)	(1,673)	(367,484)	(163,494)
Contract charges and deductions	(949)	(744)	(55)	(41)	(771)	(463)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(170)	(15)	(83)	(7)	26	(1,495)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,407,904	372,344	1,155,372	341,729	(1,276,626)	1,778,304
NET INCREASE (DECREASE) IN NET ASSETS	1,562,018	447,937	1,271,460	347,352	(718,466)	2,636,464
NET ASSETS
Beginning of Year	901,716	453,779	498,551	151,199	6,009,615	3,373,151
End of Year	$2,463,734	$901,716	$1,770,011	$498,551	$5,291,149	$6,009,615

	American Funds IS Asset		American Funds IS Blue Chip		American Funds IS
	Allocation Class 4		Income and Growth Class 4		Bond Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(66,888)	$31,686	$18,003	$25,229	$16,024	$4,912
Realized gain (loss) on investments	8,928,965	3,587,749	185,023	93,716	6,828	(12)
Change in net unrealized appreciation (depreciation) on investments	17,193,874	8,291,851	340,859	134,510	(4,372)	(16,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,055,951	11,911,286	543,885	253,455	18,480	(11,123)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,685,117	15,418,293	880,722	282,545	619,595	444,875
Transfers between variable and fixed accounts, net	8,471,362	8,622,748	(218,563)	2,261,627	266,635	365,660
Contract benefits and terminations	(10,461,919)	(7,010,224)	(131,824)	(75,336)	(28,270)	(16,212)
Contract charges and deductions	(1,513,999)	(1,223,429)	(1,258)	(253)	(1,121)	(64)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(2,318)	(1,732)	(51)	(954)	380	(26)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,178,243	15,805,656	529,026	2,467,629	857,219	794,233
NET INCREASE (DECREASE) IN NET ASSETS	36,234,194	27,716,942	1,072,911	2,721,084	875,699	783,110
NET ASSETS
Beginning of Year or Period	178,894,703	151,177,761	2,730,442	9,358	783,110	—
End of Year or Period	$215,128,897	$178,894,703	$3,803,353	$2,730,442	$1,658,809	$783,110

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS Capital		American Funds IS		American Funds IS
	Income Builder Class 4		Global Balanced Class 4		Global Bond Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$35,728	$35,395	$3,351	$1,588	$(5,957)	$(2,079)
Realized gain (loss) on investments	(2,860)	(11,461)	28,006	(3)	(674)	1,015
Change in net unrealized appreciation (depreciation) on investments	242,935	16,864	42,457	1,877	35,982	(29,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	275,803	40,798	73,814	3,462	29,351	(30,790)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	346,395	501,137	101,587	160,725	171,128	21,268
Transfers between variable and fixed accounts, net	246,647	143,490	640,111	64,396	24,968	630,303
Contract benefits and terminations	(64,044)	(95,181)	(5,342)	(2,280)	(29,009)	(34,284)
Contract charges and deductions	(1,590)	(1,264)	(219)	(93)	(244)	(44)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(13)	(22)	(37)	(9)	(32)	(34)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	527,395	548,160	736,100	222,739	166,811	617,209
NET INCREASE (DECREASE) IN NET ASSETS	803,198	588,958	809,914	226,201	196,162	586,419
NET ASSETS
Beginning of Year or Period	2,226,355	1,637,397	241,375	15,174	586,419	—
End of Year or Period	$3,029,553	$2,226,355	$1,051,289	$241,375	$782,581	$586,419

	American Funds IS Global		American Funds IS		American Funds IS Global
	Growth and Income Class 4		Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,653	$12,614	$(14,347)	$(18,601)	$(5,923)	$(723)
Realized gain (loss) on investments	147,634	4,403	63,060	68,363	(262)	6,702
Change in net unrealized appreciation (depreciation) on investments	149,366	47,190	483,554	(653)	136,335	(3,708)
Net Increase (Decrease) in Net Assets Resulting from Operations	309,653	64,207	532,267	49,109	130,150	2,271
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	759,121	169,444	489,654	357,398	163,444	76,349
Transfers between variable and fixed accounts, net	(879,730)	1,147,324	724,850	(688,161)	206,177	234,894
Contract benefits and terminations	(62,316)	(53,261)	(145,787)	(100,129)	(1,479)	(116)
Contract charges and deductions	(372)	(161)	(827)	(556)	(165)	(30)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(352)	(341)	(80)	(2,393)	(32)	47
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(183,649)	1,263,005	1,067,810	(433,841)	367,945	311,144
NET INCREASE (DECREASE) IN NET ASSETS	126,004	1,327,212	1,600,077	(384,732)	498,095	313,415
NET ASSETS
Beginning of Year	1,462,576	135,364	1,600,837	1,985,569	315,410	1,995
End of Year	$1,588,580	$1,462,576	$3,200,914	$1,600,837	$813,505	$315,410

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS		American Funds IS		American Funds IS High-
	Growth Class 4		Growth-Income Class 4		Income Bond Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(100,127)	$(72,086)	$8,773	$(3,494)	$54,574	$24,299
Realized gain (loss) on investments	990,544	586,398	674,501	812,586	(3,136)	(864)
Change in net unrealized appreciation (depreciation) on investments	1,521,609	139,394	1,335,154	(22,174)	(10,888)	5,424
Net Increase (Decrease) in Net Assets Resulting from Operations	2,412,026	653,706	2,018,428	786,918	40,550	28,859
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,221,389	750,444	1,671,121	574,224	531,757	81,137
Transfers between variable and fixed accounts, net	1,139,740	(269,439)	2,000,565	1,022,424	94,664	508,467
Contract benefits and terminations	(741,632)	(868,950)	(828,356)	(586,586)	(134,522)	(34,093)
Contract charges and deductions	(13,776)	(12,623)	(9,615)	(9,169)	(451)	(22)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1,049)	(1,359)	—	—	—	—
Other	(1,236)	(3,741)	1,368	(1,094)	452	(38)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,603,436	(405,668)	2,835,083	999,799	491,900	555,451
NET INCREASE (DECREASE) IN NET ASSETS	4,015,462	248,038	4,853,511	1,786,717	532,450	584,310
NET ASSETS
Beginning of Year	8,821,890	8,573,852	8,987,251	7,200,534	608,559	24,249
End of Year	$12,837,352	$8,821,890	$13,840,762	$8,987,251	$1,141,009	$608,559

	American Funds IS		American Funds IS International		American Funds IS Managed Risk
	International Class 4		Growth and Income Class 4		Asset Allocation Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,467	$417	$25,370	$9,645	$(52,998)	$1,458
Realized gain (loss) on investments	(20,643)	49,797	(3,659)	(4,448)	89,749	154,818
Change in net unrealized appreciation (depreciation) on investments	415,670	(31,254)	243,708	(4,244)	1,105,641	193,238
Net Increase (Decrease) in Net Assets Resulting from Operations	407,494	18,960	265,419	953	1,142,392	349,514
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	365,209	46,476	361,057	9,408	3,405,233	1,088,857
Transfers between variable and fixed accounts, net	1,052,425	11,883	1,021,465	149,240	539,409	715,831
Contract benefits and terminations	(30,079)	(8,034)	(37,845)	(29,131)	(443,512)	(237,614)
Contract charges and deductions	(264)	(162)	(286)	(391)	(70,522)	(43,416)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(196)	(4)	(139)	(8)	68	(87)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,387,095	50,159	1,344,252	129,118	3,430,676	1,523,571
NET INCREASE (DECREASE) IN NET ASSETS	1,794,589	69,119	1,609,671	130,071	4,573,068	1,873,085
NET ASSETS
Beginning of Year	1,100,946	1,031,827	788,486	658,415	6,803,444	4,930,359
End of Year	$2,895,535	$1,100,946	$2,398,157	$788,486	$11,376,512	$6,803,444

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS		American Funds IS U.S. Government/		BlackRock Capital Appreciation
	New World Fund Class 4		AAA-Rated Securities Class 4		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,834)	$(8,057)	$(811)	$(8,550)	$(3,725)	$(3,438)
Realized gain (loss) on investments	688	(20,994)	(17,648)	21,689	59,459	7,555
Change in net unrealized appreciation (depreciation) on investments	408,725	73,069	14,406	(8,069)	70,884	(5,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	402,579	44,018	(4,053)	5,070	126,618	(1,488)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	307,908	102,069	171,743	184,212	7,514	30,542
Transfers between variable and fixed accounts, net	207,510	18,566	336,198	(467,414)	(77,217)	(5,296)
Contract benefits and terminations	(47,991)	(72,824)	(222,809)	(332,504)	(16,465)	(8,550)
Contract charges and deductions	(597)	(348)	(346)	(897)	(4,575)	(4,539)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(56)	(4)	371	13	(3)	(397)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	466,774	47,459	285,157	(616,590)	(90,746)	11,760
NET INCREASE (DECREASE) IN NET ASSETS	869,353	91,477	281,104	(611,520)	35,872	10,272
NET ASSETS
Beginning of Year	1,292,966	1,201,489	1,128,363	1,739,883	430,216	419,944
End of Year	$2,162,319	$1,292,966	$1,409,467	$1,128,363	$466,088	$430,216

	BlackRock Global Allocation		BlackRock iShares		BlackRock iShares
	V.I. Class III		Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(91,017)	$(204,573)	$21,794	$22,804	$23,395	$15,373
Realized gain (loss) on investments	481,822	(4,429,718)	1,604	(13,294)	58	(1,483)
Change in net unrealized appreciation (depreciation) on investments	16,241,335	8,001,112	140,928	7,889	225,136	63,529
Net Increase (Decrease) in Net Assets Resulting from Operations	16,632,140	3,366,821	164,326	17,399	248,589	77,419
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,602,430	7,499,290	58,794	47,459	777,007	52,894
Transfers between variable and fixed accounts, net	(3,194,666)	(5,131,207)	(39,411)	597,002	37,967	253,677
Contract benefits and terminations	(13,176,110)	(13,216,650)	(70,981)	(57,965)	(61,178)	(5,477)
Contract charges and deductions	(1,184,327)	(1,217,698)	(87)	(94)	(95)	(88)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(412)	680	(13)	(614)	(78)	(15)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,953,085)	(12,065,585)	(51,698)	585,788	753,623	300,991
NET INCREASE (DECREASE) IN NET ASSETS	2,679,055	(8,698,764)	112,628	603,187	1,002,212	378,410
NET ASSETS
Beginning of Year	143,719,505	152,418,269	1,498,181	894,994	1,642,979	1,264,569
End of Year	$146,398,560	$143,719,505	$1,610,809	$1,498,181	$2,645,191	$1,642,979

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	BlackRock iShares		BlackRock iShares		Fidelity VIP Contrafund
	Dynamic Fixed Income V.I. Class I		Equity Appreciation V.I. Class I		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,891	$4,458	$7,912	$3,294	$(78,674)	$(56,904)
Realized gain (loss) on investments	(5,291)	(328)	1,479	(3,555)	751,764	444,479
Change in net unrealized appreciation (depreciation) on investments	14,855	2,537	155,343	45,783	2,022,545	309,459
Net Increase (Decrease) in Net Assets Resulting from Operations	14,455	6,667	164,734	45,522	2,695,635	697,034
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	116,262	114,248	232,077	39,674	2,532,378	1,930,306
Transfers between variable and fixed accounts, net	44,385	108,330	94,519	119,677	(598,259)	1,634,494
Contract benefits and terminations	(44,119)	(6,558)	(69,703)	(3,536)	(1,188,090)	(340,672)
Contract charges and deductions	(48)	(47)	(37)	(26)	(2,826)	(2,166)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	226	(8)	(16)	(9)	(134)	(1,290)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	116,706	215,965	256,840	155,780	743,069	3,220,672
NET INCREASE (DECREASE) IN NET ASSETS	131,161	222,632	421,574	201,302	3,438,704	3,917,706
NET ASSETS
Beginning of Year	471,718	249,086	639,315	438,013	13,472,883	9,555,177
End of Year	$602,879	$471,718	$1,060,889	$639,315	$16,911,587	$13,472,883

	Fidelity VIP FundsManager		Fidelity VIP Government		Fidelity VIP Strategic Income
	60% Service Class 2		Money Market Service Class		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(71,503)	$(37,036)	$(111,800)	$(97,867)	$116,346	$55,735
Realized gain (loss) on investments	448,318	457,501	—	—	27,007	(12,868)
Change in net unrealized appreciation (depreciation) on investments	3,176,123	277,461	—	—	38,592	85,446
Net Increase (Decrease) in Net Assets Resulting from Operations	3,552,938	697,926	(111,800)	(97,867)	181,945	128,313
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,220,987	1,610,582	3,479,826	969,382	1,125,471	295,017
Transfers between variable and fixed accounts, net	3,065,465	203,098	7,488,838	6,613,760	1,822,283	133,883
Contract benefits and terminations	(2,652,044)	(973,012)	(2,570,734)	(6,565,046)	(156,351)	(39,578)
Contract charges and deductions	(201,363)	(173,752)	(4,092)	(7,588)	(1,030)	(947)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	202	(937)	—	—
Other	252	(961)	(321)	309	(730)	(33)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,433,297	665,955	8,393,719	1,009,880	2,789,643	388,342
NET INCREASE (DECREASE) IN NET ASSETS	6,986,235	1,363,881	8,281,919	912,013	2,971,588	516,655
NET ASSETS
Beginning of Year	23,001,510	21,637,629	7,440,298	6,528,285	2,516,260	1,999,605
End of Year	$29,987,745	$23,001,510	$15,722,217	$7,440,298	$5,487,848	$2,516,260

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	First Trust Dorsey Wright		First Trust/Dow Jones		First Trust
	Tactical Core Class I		Dividend & Income Allocation Class I		Multi Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,042)	$(1,953)	$(6,560)	$(23,115)	$11,857	$6,041
Realized gain (loss) on investments	18,071	(3,215)	1,680,560	461,814	242	(529)
Change in net unrealized appreciation (depreciation) on investments	147,237	7,848	2,080,315	1,132,206	25,751	43,534
Net Increase (Decrease) in Net Assets Resulting from Operations	160,266	2,680	3,754,315	1,570,905	37,850	49,046
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	237,303	433,254	5,476,800	4,473,162	68,997	8,733
Transfers between variable and fixed accounts, net	876,157	(484,854)	5,556,674	10,463,010	153,870	74,722
Contract benefits and terminations	(14,306)	—	(3,687,615)	(1,113,879)	(20,537)	(7,875)
Contract charges and deductions	(44)	(7)	(266,202)	(138,289)	(46)	(13)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(130)	(13)	(563)	(850)	(96)	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,098,980	(51,620)	7,079,094	13,683,154	202,188	75,561
NET INCREASE (DECREASE) IN NET ASSETS	1,259,246	(48,940)	10,833,409	15,254,059	240,038	124,607
NET ASSETS
Beginning of Year	560,811	609,751	25,610,744	10,356,685	727,484	602,877
End of Year	$1,820,057	$560,811	$36,444,153	$25,610,744	$967,522	$727,484

	Franklin Founding Funds		Franklin Founding Funds		Franklin Income
	Allocation VIP Class 2		Allocation VIP Class 4		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,154	$5,965	$162,752	$276,636	$216,728	$54,275
Realized gain (loss) on investments	7,142	4,896	557,817	138,571	(5,841)	(22,261)
Change in net unrealized appreciation (depreciation) on investments	13,408	13,495	619,180	864,945	383,627	299,772
Net Increase (Decrease) in Net Assets Resulting from Operations	24,704	24,356	1,339,749	1,280,152	594,514	331,786
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	16,400	402,051	205,513	1,752,041	4,578,443
Transfers between variable and fixed accounts, net	5,527	(3,073)	520,883	(316,817)	213,047	520,629
Contract benefits and terminations	(36,222)	(2,193)	(1,320,512)	(865,694)	(199,116)	(52,252)
Contract charges and deductions	(800)	(721)	(83,457)	(77,885)	(294)	(126)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	1	(2)	256	—	(174)	(187)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(31,494)	10,411	(480,779)	(1,054,883)	1,765,504	5,046,507
NET INCREASE (DECREASE) IN NET ASSETS	(6,790)	34,767	858,970	225,269	2,360,018	5,378,293
NET ASSETS
Beginning of Year	235,607	200,840	12,964,863	12,739,594	6,322,964	944,671
End of Year	$228,817	$235,607	$13,823,833	$12,964,863	$8,682,982	$6,322,964

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Franklin Mutual Global		Franklin Rising		Templeton
	Discovery VIP Class 2		Dividends VIP Class 2		Global Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$30,954	$24,024	$27,347	$2,941	$(97,422)	$(82,414)
Realized gain (loss) on investments	240,772	217,066	344,028	709,645	(48,549)	(234,644)
Change in net unrealized appreciation (depreciation) on investments	126,254	257,981	1,623,894	316,068	182,124	432,619
Net Increase (Decrease) in Net Assets Resulting from Operations	397,980	499,071	1,995,269	1,028,654	36,153	115,561
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,180,869	431,909	1,208,770	781,037	546,262	316,394
Transfers between variable and fixed accounts, net	(213,884)	(282,517)	(545,247)	1,947,348	1,027,151	226,145
Contract benefits and terminations	(176,419)	(176,200)	(599,091)	(742,990)	(509,179)	(338,898)
Contract charges and deductions	(14,115)	(13,317)	(2,169)	(1,721)	(4,955)	(4,020)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(93)	(13)	(112)	(1,155)	(229)	(16)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	776,358	(40,138)	62,151	1,982,519	1,059,050	199,605
NET INCREASE (DECREASE) IN NET ASSETS	1,174,338	458,933	2,057,420	3,011,173	1,095,203	315,166
NET ASSETS
Beginning of Year	5,249,288	4,790,355	9,790,819	6,779,646	6,692,043	6,376,877
End of Year	$6,423,626	$5,249,288	$11,848,239	$9,790,819	$7,787,246	$6,692,043

	Ivy VIP		Ivy VIP		Janus Henderson
	Asset Strategy		Energy		Balanced Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,069	$(3,308)	$(3,206)	$(4,725)	$201,009	$712,410
Realized gain (loss) on investments	(35,477)	(3,654)	(76,615)	19,996	198,017	549,949
Change in net unrealized appreciation (depreciation) on investments	110,000	(9,859)	(19,573)	131,740	19,219,877	2,305,360
Net Increase (Decrease) in Net Assets Resulting from Operations	75,592	(16,821)	(99,394)	147,011	19,618,903	3,567,719
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,000	40,202	120,957	152,361	21,493,331	26,524,804
Transfers between variable and fixed accounts, net	(90,873)	41,459	228,927	281,977	11,428,097	7,316,280
Contract benefits and terminations	(13,451)	(3,044)	(37,496)	(7,942)	(7,885,808)	(4,373,123)
Contract charges and deductions	(29)	(28)	(35)	(9)	(910,363)	(622,349)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	5	(2)	863	4,641	(1,786)	(3,565)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(98,348)	78,587	313,216	431,028	24,123,471	28,842,047
NET INCREASE (DECREASE) IN NET ASSETS	(22,756)	61,766	213,822	578,039	43,742,374	32,409,766
NET ASSETS
Beginning of Year	502,329	440,563	724,006	145,967	107,698,475	75,288,709
End of Year	$479,573	$502,329	$937,828	$724,006	$151,440,849	$107,698,475

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Janus Henderson		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Flexible Bond Service Shares		Global Allocation Class 2		Income Builder Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$23,959	$19,300	$1,325	$6,210	$20,660	$24,305
Realized gain (loss) on investments	(4,507)	(887)	30,914	(298)	24,821	(822)
Change in net unrealized appreciation (depreciation) on investments	14,026	6,514	42,123	10,675	73,047	17,647
Net Increase (Decrease) in Net Assets Resulting from Operations	33,478	24,927	74,362	16,587	118,528	41,130
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	502,192	170,555	5,084	10,000	820	85,202
Transfers between variable and fixed accounts, net	88,000	52,435	369,907	5,819	(166,018)	768,064
Contract benefits and terminations	(232,660)	(124,870)	(2,529)	(2,480)	(41,143)	(7,258)
Contract charges and deductions	(138)	(164)	(10)	(12)	(90)	(97)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(17)	(7)	(21)	(2)	(3)	(53)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	357,377	97,949	372,431	13,325	(206,434)	845,858
NET INCREASE (DECREASE) IN NET ASSETS	390,855	122,876	446,793	29,912	(87,906)	886,988
NET ASSETS
Beginning of Year	1,509,985	1,387,109	379,700	349,788	1,144,044	257,056
End of Year	$1,900,840	$1,509,985	$826,493	$379,700	$1,056,138	$1,144,044

	ClearBridge Variable		Lord Abbett		Lord Abbett
	Aggressive Growth - Class II		Bond Debenture Class VC		International Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,043)	$(612)	$94,856	$62,704	$7,070	$11,326
Realized gain (loss) on investments	15,559	4,613	27,905	(33,116)	4,898	(10,072)
Change in net unrealized appreciation (depreciation) on investments	9,048	(1,644)	69,708	217,103	179,612	(18,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,564	2,357	192,469	246,691	191,580	(17,096)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	54,864	35,517	520,312	94,257	32,629	—
Transfers between variable and fixed accounts, net	91,840	33,170	634,909	159,042	(4,116)	24,041
Contract benefits and terminations	(2,560)	—	(292,638)	(166,956)	(23,643)	(7,972)
Contract charges and deductions	(8)	—	(694)	(567)	(3,617)	(3,577)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	—	(1)	(28)	(26)	(7)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	144,136	68,686	861,861	85,750	1,246	12,493
NET INCREASE (DECREASE) IN NET ASSETS	166,700	71,043	1,054,330	332,441	192,826	(4,603)
NET ASSETS
Beginning of Year	103,738	32,695	2,100,051	1,767,610	675,595	680,198
End of Year	$270,438	$103,738	$3,154,381	$2,100,051	$868,421	$675,595

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Lord Abbett		MFS Total Return Series -		MFS Utilities Series -
	Total Return Class VC		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$94,418	$62,623	$325,927	$368,719	$115,244	$92,487
Realized gain (loss) on investments	(5,149)	3,661	988,153	607,771	(201,650)	(131,263)
Change in net unrealized appreciation (depreciation) on investments	20,989	15,591	2,170,898	825,115	579,844	270,707
Net Increase (Decrease) in Net Assets Resulting from Operations	110,258	81,875	3,484,978	1,801,605	493,438	231,931
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	380,322	170,310	2,436,111	3,164,268	213,768	364,574
Transfers between variable and fixed accounts, net	1,912,101	640,422	858,024	1,746,554	(45,161)	941,387
Contract benefits and terminations	(156,727)	(64,035)	(1,478,943)	(916,865)	(735,675)	(195,702)
Contract charges and deductions	(23,917)	(23,481)	(279,632)	(223,914)	(403)	(430)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(92)	(34)	620	(275)	(123)	(1,000)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,111,687	723,182	1,536,180	3,769,768	(567,594)	1,108,829
NET INCREASE (DECREASE) IN NET ASSETS	2,221,945	805,057	5,021,158	5,571,373	(74,156)	1,340,760
NET ASSETS
Beginning of Year	3,612,585	2,807,528	30,299,909	24,728,536	3,890,641	2,549,881
End of Year	$5,834,530	$3,612,585	$35,321,067	$30,299,909	$3,816,485	$3,890,641

	MFS Value Series -		MFS Massachusetts Investors		Neuberger Berman U.S. Equity Index
	Service Class		Growth Stock - Service Class		PutWrite Strategy Class S (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,179	$7,894	$(2,358)	$(2,301)	$(485)	$(222)
Realized gain (loss) on investments	39,120	53,904	28,171	55,750	2	112
Change in net unrealized appreciation (depreciation) on investments	92,501	26,569	117,529	(24,069)	2,597	312
Net Increase (Decrease) in Net Assets Resulting from Operations	140,800	88,367	143,342	29,380	2,114	202
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	65,786	43,580	37,500	—	25,788	20,000
Transfers between variable and fixed accounts, net	47,594	(19,908)	(51,371)	(20,756)	2,382	686
Contract benefits and terminations	(20,568)	(12,253)	(13,792)	(9,894)	—	—
Contract charges and deductions	(8,318)	(7,513)	(4,929)	(4,775)	—	—
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(4)	(214)	(11)	(2)	(4)	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	84,490	3,692	(32,603)	(35,427)	28,166	20,686
NET INCREASE (DECREASE) IN NET ASSETS	225,290	92,059	110,739	(6,047)	30,280	20,888
NET ASSETS
Beginning of Year or Period	799,271	707,212	546,751	552,798	20,888	—
End of Year or Period	$1,024,561	$799,271	$657,490	$546,751	$51,168	$20,888

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Oppenheimer Global Fund/VA		Oppenheimer International		PIMCO All Asset All
	Service Shares		Growth Fund/VA Service Shares (1)		Authority - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(10,515)	$(285)	$(472)	$(144)	$3,234	$(111)
Realized gain (loss) on investments	3,990	(5,948)	90	519	609	(3,398)
Change in net unrealized appreciation (depreciation) on investments	332,731	1,821	28,681	(2,206)	4,626	6,308
Net Increase (Decrease) in Net Assets Resulting from Operations	326,206	(4,412)	28,299	(1,831)	8,469	2,799
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	545,403	90,148	163,716	33,693	—	5,300
Transfers between variable and fixed accounts, net	2,562,836	(39,818)	26,425	19,318	(10,566)	52,229
Contract benefits and terminations	(427,638)	(228)	(377)	—	—	(166)
Contract charges and deductions	(34)	(3)	(31)	—	(26)	—
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(3,071)	(4)	(13)	—	1	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,677,496	50,095	189,720	53,011	(10,591)	57,360
NET INCREASE (DECREASE) IN NET ASSETS	3,003,702	45,683	218,019	51,180	(2,122)	60,159
NET ASSETS
Beginning of Year or Period	94,774	49,091	51,180	—	92,719	32,560
End of Year or Period	$3,098,476	$94,774	$269,199	$51,180	$90,597	$92,719

	PIMCO CommodityRealReturn				Schwab VIT
	Strategy - Advisor Class		Schwab VIT Balanced		Balanced with Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$31,495	$(595)	$18,601	$17,577	$63,069	$55,579
Realized gain (loss) on investments	(46,442)	(71,861)	48,790	(1,675)	60,425	(27,177)
Change in net unrealized appreciation (depreciation) on investments	14,477	109,475	225,151	142,715	861,139	380,283
Net Increase (Decrease) in Net Assets Resulting from Operations	(470)	37,019	292,542	158,617	984,633	408,685
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	13,912	12,648	—	340,619	345,989	797,070
Transfers between variable and fixed accounts, net	22,174	35,991	(152,358)	691	(3,661)	(391,483)
Contract benefits and terminations	(68,127)	(32,888)	(504,267)	(449,254)	(364,720)	(254,090)
Contract charges and deductions	(35)	(47)	(26,896)	(31,556)	(57,793)	(59,719)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(2)	(5)	5	4	(32)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(32,078)	15,699	(683,516)	(139,496)	(80,217)	91,779
NET INCREASE (DECREASE) IN NET ASSETS	(32,548)	52,718	(390,974)	19,121	904,416	500,464
NET ASSETS
Beginning of Year	336,066	283,348	3,623,672	3,604,551	7,479,818	6,979,354
End of Year	$303,518	$336,066	$3,232,698	$3,623,672	$8,384,234	$7,479,818

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
			State Street		VanEck VIP
	Schwab VIT Growth		Total Return V.I.S. Class 3		Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$38,607	$30,823	$75,512	$61,287	$(17,205)	$(9,922)
Realized gain (loss) on investments	19,660	(2,680)	780,188	224,940	(96,554)	(80,836)
Change in net unrealized appreciation (depreciation) on investments	723,601	257,809	2,235,806	740,763	61,760	452,501
Net Increase (Decrease) in Net Assets Resulting from Operations	781,868	285,952	3,091,506	1,026,990	(51,999)	361,743
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	250,270	—	428,967	756,034	30,804	77,573
Transfers between variable and fixed accounts, net	156,019	390,792	(421,951)	(720,055)	(79,163)	165,233
Contract benefits and terminations	(141,880)	(209,296)	(3,596,673)	(1,114,047)	(50,189)	(77,556)
Contract charges and deductions	(36,744)	(33,866)	(224,589)	(220,883)	(560)	(485)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(3)	1	485	168	(24)	(584)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	227,662	147,631	(3,813,761)	(1,298,783)	(99,132)	164,181
NET INCREASE (DECREASE) IN NET ASSETS	1,009,530	433,583	(722,255)	(271,793)	(151,131)	525,924
NET ASSETS
Beginning of Year	4,609,237	4,175,654	24,454,172	24,725,965	1,396,159	870,235
End of Year	$5,618,767	$4,609,237	$23,731,917	$24,454,172	$1,245,028	$1,396,159

See Notes to Financial Statements

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Core Income
2017	$10.26	$10.51	20,061	$208,254	0.00%	0.50%	1.70%	3.24%	3.86%
2016	9.94	10.04	12,191	121,924	0.00%	1.10%	1.70%	3.78%	3.99%
08/06/2015 - 12/31/2015	9.63	9.64	3,205	30,890	0.00%	1.20%	1.40%	(1.90)%	(1.90)%
Diversified Bond
2017	$10.76	$16.03	642,889	$7,817,230	0.00%	0.30%	2.00%	4.93%	6.45%
2016	10.42	15.06	581,677	6,861,740	0.00%	0.40%	2.00%	3.12%	4.62%
2015	10.09	14.40	560,594	6,636,804	0.00%	0.40%	1.85%	(0.80)%	0.65%
2014	10.16	14.30	487,598	5,776,410	0.00%	0.40%	1.85%	5.72%	7.27%
2013	9.60	13.34	262,516	3,085,537	0.00%	0.40%	1.85%	(2.96)%	(1.54)%
Floating Rate Income
2017	$10.71	$11.43	181,686	$1,988,122	0.00%	0.40%	1.85%	1.92%	3.35%
2016	10.49	11.06	173,983	1,858,366	0.00%	0.40%	1.85%	6.40%	7.95%
2015	9.86	10.24	159,406	1,592,701	0.00%	0.40%	1.85%	(0.98)%	0.46%
2014	9.95	10.20	129,762	1,302,173	0.00%	0.40%	1.85%	(1.43)%	(0.69)%
06/24/2013 - 12/31/2013	10.10	10.15	64,963	657,630	0.00%	1.10%	1.85%	2.47%	2.47%
Floating Rate Loan
2017	$10.01	$12.55	678,017	$7,374,914	0.00%	0.40%	2.00%	1.93%	3.51%
2016	9.81	12.29	674,400	7,135,197	0.00%	0.40%	2.00%	7.54%	9.21%
2015	9.11	11.40	563,420	5,496,155	0.00%	0.40%	1.95%	(2.93)%	(1.41)%
2014	9.38	11.72	557,937	5,584,340	0.00%	0.40%	1.95%	(1.11)%	0.44%
2013	9.47	11.83	527,366	5,274,049	0.00%	0.40%	1.95%	2.61%	4.11%
High Yield Bond
2017	$10.92	$25.73	477,503	$6,903,679	0.00%	0.40%	2.00%	5.78%	7.32%
2016	10.59	24.06	532,834	7,526,231	0.00%	0.40%	2.00%	13.26%	14.91%
2015	9.34	21.15	460,301	5,851,028	0.00%	0.40%	1.85%	(6.39)%	(5.02)%
2014	9.97	22.49	425,163	5,979,351	0.00%	0.40%	1.85%	(1.47)%	(0.03)%
2013	10.12	22.72	331,433	5,225,279	0.00%	0.40%	1.85%	5.28%	6.82%
Inflation Managed
2017	$9.02	$23.21	603,856	$7,633,227	0.00%	0.40%	1.95%	1.69%	3.27%
2016	8.85	22.70	527,534	6,855,469	0.00%	0.40%	1.95%	3.09%	4.70%
2015	8.57	21.90	553,381	7,553,048	0.00%	0.40%	1.95%	(4.93)%	(3.45)%
2014	9.01	22.91	591,298	8,492,095	0.00%	0.40%	1.95%	1.12%	2.70%
2013	8.90	22.53	555,746	8,319,685	0.00%	0.40%	2.00%	(10.68)%	(9.28)%
Inflation Strategy
2017	$8.64	$9.98	67,309	$622,078	0.00%	1.10%	1.85%	1.26%	2.02%
2016	8.52	9.79	96,751	880,710	0.00%	1.10%	1.85%	0.00%	0.75%
2015	8.51	9.71	76,059	701,270	0.00%	1.10%	1.85%	(4.98)%	(4.27)%
2014	8.94	10.15	80,750	775,327	0.00%	1.10%	1.85%	0.45%	1.21%
2013	8.89	10.03	48,156	472,384	0.00%	1.10%	1.85%	(11.13)%	(10.46)%
Managed Bond
2017	$10.04	$25.80	1,153,959	$15,152,953	0.00%	0.40%	1.95%	2.70%	4.30%
2016	9.76	24.98	1,098,276	14,328,908	0.00%	0.40%	1.95%	0.89%	2.46%
2015	9.65	24.63	1,037,994	13,832,302	0.00%	0.40%	1.95%	(1.38)%	0.16%
2014	9.76	24.84	894,940	12,507,729	0.00%	0.40%	1.95%	2.42%	4.02%
2013	9.50	24.12	730,064	10,973,544	0.00%	0.40%	1.95%	(4.09)%	(2.60)%
Short Duration Bond
2017	$9.56	$12.35	969,694	$9,675,384	0.00%	0.40%	2.00%	(0.69)%	0.85%
2016	9.61	12.25	1,019,774	10,266,815	0.00%	0.40%	2.00%	(0.27)%	1.28%
2015	9.62	12.09	893,536	8,980,912	0.00%	0.40%	1.95%	(1.62)%	(0.09)%
2014	9.78	12.10	780,795	7,932,090	0.00%	0.40%	1.95%	(1.28)%	0.27%
2013	9.88	12.07	496,891	5,113,702	0.00%	0.40%	1.95%	(1.54)%	0.00%
Emerging Markets Debt
2017	$10.37	$12.06	166,374	$1,838,065	0.00%	0.75%	1.95%	10.92%	12.25%
2016	9.34	10.75	158,919	1,594,376	0.00%	0.40%	1.95%	14.77%	16.15%
2015	8.19	9.37	88,290	769,447	0.00%	0.40%	1.95%	(6.27)%	(4.80)%
2014	8.67	9.85	102,407	956,945	0.00%	0.40%	1.95%	(5.68)%	(4.21)%
2013	9.17	10.28	74,064	738,719	0.00%	0.40%	1.95%	(8.15)%	(6.81)%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Comstock
2017	$11.87	$23.74	198,102	$3,722,395	0.00%	0.40%	1.85%	15.61%	16.89%
2016	13.61	21.77	222,914	3,679,755	0.00%	0.40%	1.85%	15.35%	17.03%
2015	11.78	18.60	213,733	3,060,372	0.00%	0.40%	1.85%	(7.77)%	(6.42)%
2014	12.75	19.88	199,742	3,083,710	0.00%	0.40%	1.85%	7.16%	8.72%
2013	11.88	18.29	184,015	2,848,135	0.00%	0.40%	1.85%	33.10%	34.57%
Developing Growth
2017	$13.35	$21.11	190,095	$2,859,235	0.00%	0.40%	1.85%	27.84%	29.70%
2016	10.44	16.27	212,591	2,523,344	0.00%	0.40%	1.85%	(4.24)%	(2.85)%
2015	10.90	16.96	231,229	2,869,194	0.00%	0.40%	1.85%	(10.03)%	(8.72)%
2014	12.10	18.83	205,491	2,838,749	0.00%	0.40%	1.85%	(1.47)%	(0.03)%
2013	12.30	19.09	134,772	2,039,647	0.00%	0.40%	1.85%	31.42%	33.33%
Dividend Growth
2017	$16.31	$25.52	678,693	$12,355,635	0.00%	0.40%	1.95%	16.78%	18.60%
2016	13.95	21.52	725,474	11,301,565	0.00%	0.40%	1.95%	9.32%	11.02%
2015	12.74	19.38	678,979	9,642,123	0.00%	0.40%	1.95%	0.12%	1.68%
2014	12.71	19.06	503,331	7,163,760	0.00%	0.40%	1.95%	9.94%	11.66%
2013	11.56	17.28	418,451	5,587,023	0.00%	0.40%	1.95%	27.60%	29.59%
Equity Index
2017	$12.36	$45.10	3,863,099	$70,503,346	0.00%	0.40%	2.00%	19.14%	21.00%
2016	14.21	37.65	2,938,550	45,049,283	0.00%	0.40%	2.00%	9.46%	11.17%
2015	12.95	34.20	2,389,359	32,998,891	0.00%	0.40%	1.95%	(0.81)%	0.74%
2014	13.03	34.30	1,636,678	23,543,922	0.00%	0.40%	1.95%	11.19%	12.93%
2013	11.68	30.67	543,942	7,265,432	0.00%	0.40%	1.95%	29.50%	31.39%
Focused Growth
2017	$16.65	$35.89	341,155	$7,146,274	0.00%	0.95%	1.95%	27.01%	28.28%
2016	13.09	28.17	196,845	3,341,754	0.00%	0.75%	1.95%	0.37%	1.38%
2015	13.02	27.98	190,795	3,333,850	0.00%	0.95%	1.95%	7.97%	8.89%
2014	12.04	25.84	118,188	1,991,038	0.00%	1.10%	1.95%	7.95%	8.82%
2013	11.14	23.87	84,308	1,433,560	0.00%	1.15%	1.95%	30.94%	31.99%
Growth
2017	$13.32	$50.44	246,431	$4,827,751	0.00%	0.50%	1.95%	29.11%	30.66%
2016	14.08	38.86	210,446	3,171,087	0.00%	0.75%	1.95%	0.24%	1.25%
2015	14.01	38.55	245,757	3,807,222	0.00%	0.95%	1.95%	5.39%	6.45%
2014	13.26	36.38	169,950	2,566,206	0.00%	0.95%	1.95%	6.77%	7.63%
2013	12.40	33.88	46,772	732,574	0.00%	1.15%	1.95%	31.62%	32.68%
Large-Cap Growth
2017	$15.20	$23.14	395,733	$7,380,870	0.00%	0.40%	1.85%	31.25%	33.16%
2016	11.53	17.59	284,068	3,969,403	0.00%	0.40%	1.85%	(1.33)%	0.11%
2015	11.63	17.78	305,199	4,391,393	0.00%	0.40%	1.85%	4.14%	5.67%
2014	11.12	17.03	197,526	2,686,931	0.00%	0.40%	1.85%	6.44%	8.00%
2013	12.41	15.96	180,606	2,336,048	0.00%	0.40%	1.85%	34.96%	36.93%
Large-Cap Value
2017	$11.50	$26.77	316,304	$5,459,856	0.00%	0.40%	1.85%	11.87%	13.49%
2016	13.52	23.82	317,359	5,006,245	0.00%	0.40%	1.85%	10.80%	12.42%
2015	12.19	21.41	344,106	4,834,627	0.00%	0.40%	1.85%	(4.76)%	(3.37)%
2014	12.82	22.38	281,070	4,301,704	0.00%	0.40%	1.85%	9.46%	11.06%
2013	11.69	20.35	226,599	3,313,368	0.00%	0.40%	1.85%	29.83%	31.73%
Long/Short Large-Cap
2017	$12.31	$22.90	79,654	$1,442,456	0.00%	0.50%	1.85%	19.58%	20.47%
2016	13.85	19.10	169,284	2,513,599	0.00%	0.40%	1.85%	7.19%	7.99%
2015	12.92	17.78	164,340	2,276,546	0.00%	0.40%	1.85%	(4.61)%	(3.21)%
2014	13.53	16.52	78,580	1,154,032	0.00%	0.40%	1.85%	13.41%	15.06%
2013	11.96	14.36	50,929	678,008	0.00%	0.40%	1.85%	32.65%	33.58%
Main Street Core
2017	$16.78	$36.17	200,058	$3,905,960	0.00%	0.40%	1.85%	14.94%	16.62%
2016	14.57	31.33	183,407	3,164,073	0.00%	0.40%	1.85%	9.78%	11.38%
2015	13.26	28.41	188,783	2,957,052	0.00%	0.40%	1.85%	1.46%	2.94%
2014	13.09	27.88	130,404	2,035,055	0.00%	0.40%	1.85%	8.78%	10.37%
2013	12.01	25.51	115,323	1,696,499	0.00%	0.40%	1.85%	29.35%	31.24%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Mid-Cap Equity
2017	$12.64	$43.78	402,480	$7,946,483	0.00%	0.30%	1.95%	21.88%	23.78%
2016	13.77	35.73	311,336	5,263,180	0.00%	0.40%	1.95%	16.15%	17.95%
2015	11.78	30.59	322,367	4,687,047	0.00%	0.40%	1.95%	(0.40)%	1.16%
2014	11.76	30.55	224,286	3,255,608	0.00%	0.40%	1.95%	2.21%	3.81%
2013	11.44	29.72	141,193	2,207,480	0.00%	0.40%	1.95%	33.58%	35.67%
Mid-Cap Growth
2017	$12.79	$23.08	328,318	$5,815,785	0.00%	0.40%	1.85%	25.16%	26.98%
2016	11.62	18.42	324,492	4,660,876	0.00%	0.40%	1.85%	4.33%	5.85%
2015	11.17	17.64	336,671	4,633,991	0.00%	0.40%	1.85%	(7.46)%	(6.10)%
2014	12.01	19.04	293,108	4,411,479	0.00%	0.40%	1.85%	6.50%	8.06%
2013	11.81	17.86	221,848	3,304,040	0.00%	0.40%	1.85%	30.65%	32.09%
Mid-Cap Value
2017	$15.63	$31.64	174,947	$3,453,554	0.00%	0.40%	1.95%	13.24%	15.00%
2016	13.75	27.51	151,930	2,668,493	0.00%	0.40%	1.95%	13.07%	14.83%
2015	12.12	23.96	149,988	2,414,417	0.00%	0.40%	1.95%	(2.30)%	(0.77)%
2014	12.38	24.15	145,554	2,503,761	0.00%	0.40%	1.95%	4.44%	6.07%
2013	11.80	22.76	91,614	1,680,893	0.00%	0.40%	1.95%	31.31%	32.89%
Small-Cap Equity
2017	$15.43	$28.32	172,775	$3,158,942	0.00%	0.75%	2.00%	6.73%	7.91%
2016	14.50	26.41	157,472	2,790,681	0.00%	0.75%	2.00%	28.04%	29.45%
2015	11.31	20.54	68,695	943,665	0.00%	0.75%	1.85%	(9.57)%	(8.57)%
2014	12.48	22.61	108,166	1,567,465	0.00%	0.75%	1.85%	(0.15)%	0.95%
2013	12.48	24.58	66,504	1,034,440	0.00%	0.40%	1.85%	32.97%	34.44%
Small-Cap Index
2017	$11.73	$33.40	482,136	$8,846,277	0.00%	0.30%	1.85%	11.98%	13.61%
2016	14.21	29.40	280,176	4,889,245	0.00%	0.40%	1.85%	18.46%	20.18%
2015	11.99	24.46	265,374	3,901,626	0.00%	0.40%	1.85%	(6.67)%	(5.31)%
2014	12.84	25.84	215,480	3,563,387	0.00%	0.40%	1.85%	2.47%	3.97%
2013	12.53	25.09	155,485	2,741,625	0.00%	0.40%	1.85%	35.74%	37.72%
Small-Cap Value
2017	$15.87	$51.24	241,040	$4,811,760	0.00%	0.40%	1.85%	6.67%	8.22%
2016	14.92	47.35	247,391	4,843,472	0.00%	0.40%	1.85%	27.23%	29.08%
2015	11.71	36.68	181,602	2,894,467	0.00%	0.40%	1.85%	(6.09)%	(4.72)%
2014	12.45	38.50	161,931	3,091,019	0.00%	0.40%	1.85%	3.71%	5.22%
2013	12.00	36.59	132,958	2,695,425	0.00%	0.40%	1.85%	30.06%	31.96%
Value Advantage
2017	$11.61	$16.34	80,226	$1,269,254	0.00%	0.50%	1.85%	12.23%	13.47%
2016	13.83	14.40	71,265	999,552	0.00%	0.75%	1.85%	14.36%	15.10%
2015	12.10	12.31	40,726	498,270	0.00%	1.15%	1.85%	(6.39)%	(5.83)%
2014	12.94	13.08	37,454	487,559	0.00%	1.15%	1.80%	12.45%	12.78%
10/03/2013 - 12/31/2013	11.56	11.59	2,200	25,463	0.00%	1.20%	1.50%	9.90%	9.90%
Emerging Markets
2017	$11.35	$72.35	498,036	$7,916,505	0.00%	0.30%	2.00%	31.93%	33.98%
2016	8.55	54.00	417,081	5,314,661	0.00%	0.40%	2.00%	4.41%	6.04%
2015	8.14	50.92	411,445	5,139,321	0.00%	0.40%	1.95%	(15.71)%	(14.39)%
2014	9.59	59.48	290,700	4,740,586	0.00%	0.40%	1.95%	(6.83)%	(5.37)%
2013	10.23	62.86	180,965	3,807,371	0.00%	0.40%	1.95%	6.65%	8.31%
International Large-Cap
2017	$12.49	$26.09	466,025	$6,931,724	0.00%	0.30%	1.95%	25.06%	27.00%
2016	9.97	20.54	481,550	5,805,129	0.00%	0.40%	1.95%	(2.00)%	(0.47)%
2015	10.16	20.64	506,410	6,241,401	0.00%	0.40%	1.95%	(2.36)%	(0.83)%
2014	10.39	20.82	381,592	4,881,027	0.00%	0.40%	1.95%	(6.86)%	(5.40)%
2013	11.15	22.01	193,917	2,995,457	0.00%	0.40%	1.95%	16.14%	17.95%
International Small-Cap
2017	$12.71	$21.67	92,978	$1,417,392	0.00%	0.40%	1.95%	29.38%	31.39%
2016	9.77	16.55	152,731	1,873,118	0.00%	0.40%	1.95%	1.43%	3.01%
2015	9.57	15.90	188,628	2,254,459	0.00%	0.40%	1.95%	4.37%	6.00%
2014	9.12	15.24	108,176	1,128,994	0.00%	0.40%	1.95%	(4.30)%	(2.81)%
2013	9.47	15.92	87,135	964,271	0.00%	0.40%	1.95%	25.74%	27.58%

See Notes to Financial Statements	See explanation of references on page H-47

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
International Value
2017	$7.64	$15.12	324,316	$3,647,299	0.00%	0.40%	1.95%	19.23%	21.09%
2016	6.37	12.61	343,451	3,265,942	0.00%	0.40%	1.95%	0.99%	2.57%
2015	6.27	12.42	332,798	3,079,004	0.00%	0.40%	1.95%	(4.52)%	(3.02)%
2014	6.53	12.94	231,301	2,221,630	0.00%	0.40%	1.95%	(12.27)%	(10.90)%
2013	7.39	14.66	175,539	1,893,743	0.00%	0.40%	1.95%	19.33%	21.20%
Health Sciences
2017	$11.11	$54.42	737,222	$16,898,205	0.00%	0.30%	2.00%	21.58%	23.23%
2016	15.41	44.16	783,083	15,092,117	0.00%	0.60%	2.00%	(7.78)%	(6.53)%
2015	16.68	47.25	816,019	18,087,349	0.00%	0.60%	1.95%	7.47%	8.93%
2014	15.50	43.37	462,767	10,618,282	0.00%	0.60%	1.95%	22.13%	23.17%
2013	12.68	32.64	297,658	6,900,297	0.00%	1.10%	1.95%	53.47%	54.70%
Real Estate
2017	$10.27	$53.42	421,003	$6,532,523	0.00%	0.40%	1.85%	1.35%	2.82%
2016	12.03	52.48	531,700	8,013,604	0.00%	0.40%	2.00%	4.64%	6.17%
2015	11.49	49.92	459,686	6,635,007	0.00%	0.40%	1.85%	(0.34)%	1.12%
2014	11.53	49.87	421,467	6,591,804	0.00%	0.40%	1.85%	28.20%	30.07%
2013	8.99	38.72	217,227	2,925,355	0.00%	0.40%	1.85%	(0.15)%	1.31%
Technology
2017	$9.34	$17.84	379,347	$5,907,740	0.00%	0.60%	2.00%	36.25%	37.96%
2016	6.82	13.06	302,293	3,426,037	0.00%	0.60%	2.00%	(8.32)%	(7.17)%
2015	7.41	14.21	206,048	2,550,653	0.00%	0.60%	1.85%	(4.82)%	(3.62)%
2014	7.75	14.90	175,771	2,264,190	0.00%	0.60%	1.85%	7.84%	8.65%
2013	7.15	12.66	141,804	1,693,866	0.00%	1.10%	1.85%	20.25%	21.10%
Currency Strategies
2017	$9.84	$10.25	18,550	$186,254	0.00%	1.15%	1.70%	(5.21)%	(4.69)%
2016	10.39	10.76	15,573	164,285	0.00%	1.15%	1.80%	3.12%	3.69%
2015	10.07	10.37	18,103	184,640	0.00%	1.15%	1.80%	(0.28)%	0.27%
2014	10.10	10.35	25,851	263,373	0.00%	1.15%	1.80%	1.68%	2.35%
2013	9.92	10.11	10,875	109,089	0.00%	1.15%	1.80%	2.02%	2.02%
Diversified Alternatives
2017	$10.97	$11.06	2,208	$24,428	0.00%	1.20%	1.60%	6.01%	6.01%
06/27/2016-12/31/2016	10.35	10.35	70	728	0.00%	1.60%	1.60%	2.76%	2.76%
Equity Long/Short
2017	$11.92	$14.97	137,867	$2,003,722	0.00%	0.30%	1.85%	15.04%	15.90%
2016	12.52	12.68	123,419	1,558,347	0.00%	1.10%	1.85%	9.25%	10.07%
07/15/2015 - 12/31/2015	11.46	11.52	222,410	2,555,415	0.00%	1.10%	1.85%	10.16%	10.16%
Global Absolute Return
2017	$10.78	$11.71	75,013	$834,267	0.00%	0.40%	1.70%	4.57%	5.93%
2016	10.30	11.05	66,914	703,284	0.00%	0.40%	1.70%	2.89%	4.23%
2015	10.02	10.60	69,668	709,170	0.00%	0.40%	1.70%	0.95%	2.28%
2014	9.92	10.37	68,304	685,405	0.00%	0.40%	1.70%	4.24%	5.61%
2013	9.52	9.82	25,466	246,016	0.00%	0.40%	1.70%	(2.48)%	(2.48)%
Pacific Dynamix - Conservative Growth
2017	$11.10	$17.22	3,164,286	$42,949,805	0.00%	0.30%	1.85%	7.93%	9.12%
2016	10.94	15.84	3,133,268	39,895,672	0.00%	0.75%	1.85%	4.88%	6.04%
2015	10.41	15.00	2,919,205	35,959,797	0.00%	0.75%	1.85%	(2.91)%	(1.84)%
2014	10.71	15.34	2,475,339	32,162,891	0.00%	0.75%	1.85%	3.57%	4.71%
2013	10.33	14.71	1,517,519	21,002,800	0.00%	0.75%	2.00%	7.22%	8.19%
Pacific Dynamix - Moderate Growth
2017	$10.86	$20.96	9,178,038	$137,693,884	0.00%	0.30%	1.85%	11.71%	13.11%
2016	11.42	18.82	8,488,214	115,689,734	0.00%	0.40%	1.85%	6.47%	8.02%
2015	10.71	17.42	7,630,663	99,802,478	0.00%	0.40%	1.85%	(3.65)%	(2.58)%
2014	11.10	17.08	5,853,380	82,473,135	0.00%	0.75%	1.85%	3.60%	4.75%
2013	10.70	16.37	3,716,555	55,806,917	0.00%	0.75%	2.00%	12.67%	14.09%
Pacific Dynamix - Growth
2017	$11.96	$24.59	1,609,615	$28,410,547	0.00%	0.30%	2.00%	15.20%	17.05%
2016	11.91	21.01	1,483,287	23,366,573	0.00%	0.40%	2.00%	8.00%	9.73%
2015	11.01	19.15	1,361,612	20,221,581	0.00%	0.40%	2.00%	(4.38)%	(2.84)%
2014	11.49	19.71	1,009,242	16,255,422	0.00%	0.40%	2.00%	3.34%	5.01%
2013	11.11	18.77	705,674	11,828,425	0.00%	0.40%	2.00%	18.77%	20.50%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Portfolio Optimization Conservative
2017	$10.81	$12.91	7,401,626	$86,914,663	0.00%	0.40%	2.00%	5.25%	6.95%
2016	10.25	12.07	8,451,665	93,943,456	0.00%	0.40%	2.00%	3.74%	5.41%
2015	9.86	11.45	7,941,851	85,084,146	0.00%	0.40%	2.00%	(2.01)%	(0.43)%
2014	10.04	11.50	9,088,924	99,346,375	0.00%	0.40%	2.00%	1.34%	2.98%
2013	9.89	11.17	9,788,730	105,694,996	0.00%	0.40%	2.00%	1.00%	2.62%
Portfolio Optimization Moderate- Conservative
2017	$11.78	$14.02	13,890,856	$177,653,644	0.00%	0.40%	2.00%	8.60%	10.35%
2016	10.82	12.75	15,421,606	180,861,828	0.00%	0.40%	2.00%	4.68%	6.36%
2015	10.28	12.03	16,700,407	186,390,717	0.00%	0.40%	2.00%	(2.38)%	(0.81)%
2014	10.51	12.22	17,327,273	197,626,965	0.00%	0.40%	2.00%	1.97%	3.62%
2013	10.28	11.94	17,986,289	201,173,455	0.00%	0.40%	2.00%	6.02%	7.73%
Portfolio Optimization Moderate
2017	$10.75	$15.35	44,326,592	$604,636,882	0.00%	0.30%	2.00%	10.98%	12.77%
2016	11.29	13.66	48,250,599	591,262,836	0.00%	0.40%	2.00%	5.95%	7.65%
2015	10.64	12.79	52,508,499	605,136,215	0.00%	0.40%	2.00%	(2.33)%	(0.76)%
2014	10.87	13.05	57,328,941	674,837,992	0.00%	0.40%	2.00%	2.55%	4.20%
2013	10.58	12.67	59,280,506	679,545,787	0.00%	0.40%	2.00%	10.51%	12.29%
Portfolio Optimization Growth
2017	$11.02	$16.71	31,235,884	$453,337,016	0.00%	0.30%	2.00%	14.09%	15.92%
2016	11.83	14.59	35,536,541	450,974,394	0.00%	0.40%	2.00%	6.66%	8.38%
2015	11.05	13.63	38,578,679	457,758,467	0.00%	0.40%	2.00%	(2.30)%	(0.73)%
2014	11.28	13.89	41,776,027	505,845,757	0.00%	0.40%	2.00%	3.00%	4.67%
2013	10.92	13.43	45,400,112	532,329,838	0.00%	0.40%	2.00%	15.14%	16.99%
Portfolio Optimization Aggressive-Growth
2017	$14.17	$17.83	7,428,849	$110,883,550	0.00%	0.40%	2.00%	16.25%	18.12%
2016	12.14	15.27	8,450,562	108,124,444	0.00%	0.40%	2.00%	7.17%	8.89%
2015	11.28	14.20	9,742,780	115,945,064	0.00%	0.40%	2.00%	(2.87)%	(1.31)%
2014	11.59	14.56	10,957,996	133,797,039	0.00%	0.40%	2.00%	3.20%	4.87%
2013	11.17	14.05	12,554,672	148,100,155	0.00%	0.40%	2.00%	18.47%	20.38%
PSF DFA Balanced Allocation
2017	$11.44	$11.69	441,383	$5,124,462	0.00%	0.30%	1.85%	10.91%	12.64%
07/07/2016 - 12/31/2016	10.15	10.46	43,644	454,213	0.00%	0.30%	1.85%	4.44%	4.44%
Invesco V.I. Balanced-Risk Allocation Series II
2017	$11.29	$20.34	1,549,089	$21,280,209	3.85%	0.40%	2.00%	7.66%	9.18%
2016	10.47	18.92	1,490,058	19,388,171	0.19%	0.40%	2.00%	9.31%	11.07%
2015	9.56	17.04	1,432,890	17,302,458	3.91%	0.40%	2.00%	(6.29)%	(4.78)%
2014	10.18	17.89	1,224,092	16,528,516	0.00%	0.40%	2.00%	3.62%	5.29%
2013	9.80	16.99	812,212	11,843,747	1.45%	0.40%	2.00%	(0.59)%	1.01%
Invesco V.I. Equity and Income Series II
2017	$12.25	$12.63	197,701	$2,463,734	2.11%	0.75%	1.80%	8.81%	9.95%
2016	11.17	11.53	79,244	901,716	1.83%	0.75%	1.80%	12.91%	13.98%
2015	9.82	10.15	45,239	453,779	2.80%	0.75%	1.80%	(4.32)%	(3.75)%
06/18/2014 - 12/31/2014	10.50	10.54	17,059	179,532	3.62%	1.20%	1.80%	1.84%	1.84%
Invesco V.I. Global Real Estate Series II
2017	$10.34	$10.73	167,746	$1,770,011	4.33%	0.40%	1.80%	10.83%	12.28%
2016	9.35	9.56	52,674	498,551	1.37%	0.40%	1.70%	0.11%	1.41%
06/01/2015 - 12/31/2015	9.34	9.42	16,152	151,199	6.25%	0.40%	1.70%	(4.70)%	(4.70)%
American Century VP Mid Cap Value Class II
2017	$16.74	$19.52	301,086	$5,291,149	1.36%	0.40%	2.00%	9.43%	11.02%
2016	15.35	17.59	373,447	6,009,615	1.60%	0.40%	2.00%	20.47%	22.23%
2015	12.72	14.39	255,990	3,373,151	1.53%	0.40%	1.85%	(3.38)%	(1.97)%
2014	13.14	14.68	181,646	2,520,798	0.93%	0.40%	1.85%	14.17%	15.77%
03/04/2013 - 12/31/2013	11.51	12.68	74,224	910,322	1.09%	0.40%	1.85%	19.16%	19.16%
American Funds IS Asset Allocation Class 4
2017	$10.85	$12.97	17,806,184	$215,128,897	1.38%	0.30%	2.00%	13.62%	15.56%
2016	10.11	11.28	16,916,478	178,894,703	1.45%	0.30%	2.00%	7.01%	8.73%
2015	9.81	10.41	15,387,942	151,177,761	8.99%	0.40%	2.00%	0.39%	0.39%
06/20/2014 - 12/31/2014	10.37	10.37	2,615	27,105	4.74%	0.75%	0.75%	0.51%	0.51%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Blue Chip Income and Growth Class 4
2017	$11.89	$13.31	288,982	$3,803,353	1.71%	0.30%	2.00%	14.57%	15.83%
2016	11.33	11.49	239,306	2,730,442	2.98%	0.75%	2.00%	16.85%	16.85%
12/28/2015 - 12/31/2015	9.76	9.76	959	9,358	0.00%	1.40%	1.40%	(0.65)%	(0.65)%
American Funds IS Bond Class 4
2017	$10.12	$10.36	161,501	$1,658,809	2.63%	0.30%	1.85%	1.40%	2.52%
02/03/2016 - 12/31/2016	9.98	10.11	77,938	783,110	2.38%	0.75%	1.85%	(0.22)%	(0.22)%
American Funds IS Capital Income Builder Class 4
2017	$10.71	$11.15	276,765	$3,029,553	2.58%	0.75%	1.85%	10.59%	11.81%
2016	9.68	9.97	226,220	2,226,355	3.14%	0.75%	1.85%	1.89%	3.01%
2015	9.50	9.68	170,738	1,637,397	2.59%	0.75%	1.85%	(3.50)%	(2.53)%
06/20/2014 - 12/31/2014	9.86	9.93	34,489	341,009	2.97%	0.75%	1.75%	(2.91)%	(2.91)%
American Funds IS Global Balanced Class 4
2017	$11.79	$12.04	88,034	$1,051,289	1.73%	0.30%	1.70%	17.37%	18.49%
2016	10.05	10.16	23,852	241,375	2.38%	0.75%	1.70%	2.97%	2.97%
12/30/2015-12/31/2015	9.82	9.82	1,546	15,174	0.00%	1.20%	1.20%	(0.65)%	(0.65)%
American Funds IS Global Bond Class 4
2017	$10.31	$10.55	75,149	$782,581	0.43%	0.75%	1.80%	4.73%	5.84%
03/07/2016 - 12/31/2016	9.85	9.97	59,307	586,419	0.84%	0.75%	1.80%	(5.36)%	(5.36)%
American Funds IS Global Growth and Income Class 4
2017	$12.70	$12.99	123,978	$1,588,580	2.32%	0.75%	1.80%	23.59%	24.64%
2016	10.28	10.38	141,828	1,462,576	2.94%	0.95%	1.80%	5.13%	6.03%
11/10/2015 - 12/31/2015	9.77	9.79	13,842	135,364	See Note (5)	0.95%	1.80%	(1.67)%	(1.67)%
American Funds IS Global Growth Class 4
2017	$14.07	$14.52	223,084	$3,200,914	0.70%	0.75%	1.85%	28.72%	30.14%
2016	10.85	11.20	144,630	1,600,837	0.54%	0.75%	2.00%	(1.47)%	(0.38)%
2015	10.91	11.28	177,467	1,985,569	2.05%	0.75%	1.85%	4.79%	5.42%
2014	10.60	10.68	19,016	202,320	2.00%	1.20%	1.80%	0.80%	0.80%
11/26/2013 - 12/31/2013	10.59	10.59	1,516	16,060	See Note (5)	1.20%	1.20%	3.37%	3.37%
American Funds IS Global Small Capitalization Class 4
2017	$12.15	$12.44	66,264	$813,505	0.43%	0.75%	1.85%	23.76%	24.69%
2016	9.89	9.98	31,844	315,410	0.33%	0.75%	1.50%	0.74%	0.74%
12/09/2015 - 12/31/2015	9.86	9.86	202	1,995	0.00%	1.10%	1.10%	(0.27)%	(0.27)%
American Funds IS Growth Class 4
2017	$13.35	$15.75	951,964	$12,837,352	0.48%	0.40%	1.85%	25.65%	27.47%
2016	10.62	12.39	825,865	8,821,890	0.57%	0.40%	1.85%	7.22%	8.78%
2015	9.91	11.43	864,241	8,573,852	4.15%	0.40%	1.85%	5.58%	5.58%
07/25/2014 - 12/31/2014	10.79	10.79	1,115	12,037	1.73%	0.95%	0.95%	2.87%	2.87%
American Funds IS Growth-Income Class 4
2017	$12.82	$14.52	1,068,686	$13,840,762	1.48%	0.40%	1.85%	19.85%	21.59%
2016	10.69	11.98	835,829	8,987,251	1.38%	0.40%	1.85%	9.22%	10.81%
09/09/2015 - 12/31/2015	9.79	10.85	734,774	7,200,534	7.54%	0.40%	1.85%	3.68%	3.68%
American Funds IS High-Income Bond Class 4
2017	$10.86	$11.68	98,855	$1,141,009	7.13%	0.30%	1.85%	4.94%	5.63%
2016	10.89	11.01	55,618	608,559	11.94%	0.95%	1.85%	15.67%	15.90%
12/24/2015 - 12/31/2015	9.47	9.47	2,561	24,249	0.00%	1.20%	1.40%	0.29%	0.29%
American Funds IS International Class 4
2017	$11.69	$12.32	242,161	$2,895,535	2.01%	0.40%	1.85%	29.68%	31.37%
2016	9.06	9.38	120,107	1,100,946	1.31%	0.40%	1.70%	1.53%	2.81%
2015	8.94	9.13	114,742	1,031,827	2.01%	0.40%	1.70%	(6.26)%	(5.84)%
06/17/2014 - 12/31/2014	9.54	9.57	24,924	238,190	3.17%	1.15%	1.70%	(6.70)%	(6.70)%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS International Growth and Income Class 4
2017	$10.74	$11.28	214,822	$2,398,157	2.90%	0.40%	1.80%	22.50%	23.54%
2016	8.70	9.35	86,933	788,486	2.57%	0.40%	1.80%	(0.62)%	0.78%
2015	8.68	9.28	72,547	658,415	2.58%	0.40%	1.80%	(7.50)%	(6.90)%
02/18/2014 - 12/31/2014	9.73	9.80	18,424	180,304	7.69%	1.15%	1.80%	(5.05)%	(5.05)%
American Funds IS Managed Risk Asset Allocation Class P2
2017	$11.97	$12.35	930,355	$11,376,512	0.78%	1.10%	1.85%	12.71%	13.55%
2016	10.62	10.88	629,739	6,803,444	1.34%	1.10%	1.85%	5.31%	6.10%
2015	10.09	10.25	483,241	4,930,359	1.57%	1.10%	1.85%	(2.88)%	(2.15)%
2014	10.39	10.48	311,133	3,251,869	0.10%	1.10%	1.85%	1.48%	1.78%
12/03/2013 - 12/31/2013	10.29	10.29	29,973	308,461	See Note (5)	1.10%	1.40%	1.88%	1.88%
American Funds IS New World Fund Class 4
2017	$11.42	$13.03	186,093	$2,162,319	0.89%	0.30%	1.80%	26.95%	28.55%
2016	8.97	9.38	142,019	1,292,966	0.67%	0.40%	1.80%	3.33%	4.62%
2015	8.72	8.96	136,902	1,201,489	0.55%	0.40%	1.85%	(4.91)%	(3.76)%
2014	9.17	9.31	53,211	490,191	1.60%	0.40%	1.70%	(9.50)%	(9.50)%
11/27/2013 - 12/31/2013	10.16	10.16	356	3,615	See Note (5)	1.50%	1.50%	1.64%	1.64%
American Funds IS U.S. Government/AAA-Rated Securities Class 4

2017	$9.95	$10.27	139,941	$1,409,467	1.31%	0.50%	1.80%	(0.52)%	0.52%
2016	10.00	10.22	111,378	1,128,363	0.86%	0.75%	2.00%	(0.80)%	(0.16)%
2015	10.07	10.22	170,756	1,739,883	3.01%	1.15%	1.85%	(0.57)%	0.13%
2014	10.13	10.21	20,871	212,576	2.81%	1.15%	1.85%	2.84%	3.20%
12/09/2013 - 12/31/2013	9.85	9.85	1,361	13,407	See Note (5)	1.50%	1.85%	(0.68)%	(0.68)%
BlackRock Capital Appreciation V.I. Class III
2017	$18.91	$24.82	21,240	$466,088	0.00%	0.75%	1.30%	31.23%	31.96%
2016	14.41	18.81	25,852	430,216	0.00%	0.75%	1.30%	(1.42)%	(0.88)%
2015	14.62	18.97	24,858	419,944	0.00%	0.75%	1.30%	5.23%	5.81%
2014	13.89	17.93	23,078	369,803	0.00%	0.75%	1.30%	7.15%	7.74%
2013 (6)	12.97	16.64	24,432	363,874	0.00%	0.75%	1.30%	31.67%	32.40%
BlackRock Global Allocation V.I. Class III
2017	$10.73	$14.76	11,509,569	$146,398,560	1.26%	0.30%	2.00%	11.46%	13.26%
2016	10.59	13.08	12,668,996	143,719,505	1.21%	0.40%	2.00%	1.76%	3.39%
2015	10.39	12.56	13,710,464	152,418,269	1.06%	0.40%	2.00%	(2.96)%	(1.40)%
2014	10.68	12.91	12,698,323	145,685,709	2.49%	0.40%	2.00%	(0.09)%	1.53%
2013	10.67	12.89	9,550,232	111,332,701	1.19%	0.40%	2.00%	12.15%	13.96%
BlackRock iShares Alternative Strategies V.I. Class I
2017	$11.48	$11.78	137,935	$1,610,809	2.74%	0.40%	1.80%	10.73%	11.51%
2016	10.37	10.76	142,808	1,498,181	3.05%	0.40%	1.80%	4.69%	6.05%
2015	9.93	10.15	89,490	894,994	3.37%	0.40%	1.80%	(2.69)%	(2.10)%
07/08/2014 - 12/31/2014	10.20	10.25	26,793	274,172	6.01%	1.10%	1.70%	(0.56)%	(0.56)%
BlackRock iShares Dynamic Allocation V.I. Class I
2017	$11.22	$11.45	232,510	$2,645,191	2.48%	1.10%	1.65%	13.23%	13.86%
2016	9.91	10.06	164,272	1,642,979	2.34%	1.10%	1.65%	4.75%	5.33%
2015	9.46	9.55	132,947	1,264,569	2.06%	1.10%	1.80%	(5.31)%	(4.93)%
06/19/2014 - 12/31/2014	10.02	10.04	51,136	512,530	2.78%	1.10%	1.50%	(1.74)%	(1.74)%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2017	$10.10	$10.33	58,748	$602,879	2.14%	1.10%	1.70%	2.37%	2.78%
2016	9.94	10.05	47,194	471,718	2.56%	1.10%	1.50%	1.97%	2.27%
2015	9.75	9.80	25,460	249,086	2.06%	1.10%	1.70%	(2.67)%	(2.38)%
05/30/2014 - 12/31/2014	10.01	10.04	5,734	57,502	4.12%	1.20%	1.70%	(0.12)%	(0.12)%
BlackRock iShares Equity Appreciation V.I. Class I
2017	$11.79	$12.45	88,320	$1,060,889	2.03%	0.30%	1.60%	19.94%	20.54%
2016	9.83	9.96	64,464	639,315	1.88%	1.10%	1.65%	7.58%	8.12%
2015	9.14	9.21	47,657	438,013	1.42%	1.10%	1.80%	(7.98)%	(7.62)%
05/27/2014 - 12/31/2014	9.92	9.96	2,962	29,464	3.29%	1.20%	1.70%	(2.04)%	(2.04)%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Contrafund Service Class 2
2017	$12.35	$17.73	1,011,080	$16,911,587	0.80%	0.30%	1.85%	19.37%	20.68%
2016	13.64	14.75	963,520	13,472,883	0.77%	0.75%	1.85%	5.76%	6.93%
2015	12.89	13.84	723,581	9,555,177	0.92%	0.75%	1.85%	(1.43)%	(0.53)%
2014	13.07	13.93	565,998	7,583,386	1.31%	0.75%	1.85%	9.61%	10.43%
02/12/2013 - 12/31/2013	11.92	12.62	251,215	3,096,139	1.77%	1.10%	1.85%	21.62%	21.62%
Fidelity VIP FundsManager 60% Service Class 2
2017	$11.81	$15.39	2,176,116	$29,987,745	1.04%	0.30%	1.85%	14.63%	16.30%
2016	11.52	13.23	1,913,261	23,001,510	1.16%	0.40%	1.85%	2.74%	4.23%
2015	11.20	12.70	1,856,573	21,637,629	1.09%	0.40%	1.85%	(1.57)%	(0.13)%
2014	11.36	12.71	1,366,858	16,168,412	1.48%	0.40%	1.85%	3.33%	4.84%
2013	10.98	12.13	638,756	7,404,985	1.69%	0.40%	1.85%	16.22%	17.51%
Fidelity VIP Government Money Market Service Class
2017	$9.38	$10.03	1,647,204	$15,722,217	0.62%	0.30%	1.95%	(1.36)%	0.17%
2016	9.50	9.91	771,414	7,440,298	0.11%	0.40%	1.95%	(1.82)%	(0.29)%
2015	9.68	9.94	667,766	6,528,285	0.01%	0.40%	1.95%	(1.92)%	(0.39)%
04/30/2014 - 12/31/2014	9.87	9.97	428,058	4,239,934	0.01%	0.40%	1.95%	(1.29)%	(0.26)%
Fidelity VIP Strategic Income Service Class 2
2017	$10.89	$11.57	492,779	$5,487,848	4.79%	0.40%	1.85%	5.63%	7.12%
2016	10.33	10.80	239,754	2,516,260	3.88%	0.40%	1.85%	6.10%	7.59%
2015	9.73	10.04	203,094	1,999,605	3.25%	0.40%	1.85%	(3.73)%	(2.33)%
2014	10.10	10.28	157,966	1,604,245	5.49%	0.40%	1.85%	1.48%	2.14%
11/08/2013 - 12/31/2013	9.96	9.97	7,237	72,122	See Note (5)	1.20%	1.85%	0.25%	0.25%
First Trust Dorsey Wright Tactical Core Class I
2017	$11.34	$11.51	158,908	$1,820,057	0.79%	1.10%	1.80%	15.57%	16.21%
2016	9.84	9.91	56,694	560,811	0.89%	1.10%	1.65%	(0.55)%	(0.35)%
11/05/2015 - 12/31/2015	9.93	9.93	61,410	609,751	0.00%	1.20%	1.20%	(2.05)%	(2.05)%
First Trust/Dow Jones Dividend & Income Allocation Class I
2017	$11.45	$15.89	2,532,740	$36,444,153	1.33%	0.30%	2.00%	11.23%	12.80%
2016	12.22	14.08	1,982,935	25,610,744	1.22%	0.60%	2.00%	9.69%	11.07%
2015	11.12	12.68	885,025	10,356,685	2.28%	0.60%	1.85%	(1.75)%	(0.51)%
2014	11.30	12.74	655,935	7,810,544	0.91%	0.60%	1.85%	8.02%	9.38%
2013	10.44	11.65	342,241	3,840,939	1.13%	0.60%	1.85%	10.69%	11.69%
First Trust Multi Income Allocation Class I
2017	$11.02	$11.22	86,833	$967,522	2.78%	1.20%	1.70%	4.27%	4.79%
2016	10.57	10.71	68,305	727,484	2.33%	1.20%	1.70%	7.46%	7.99%
2015	9.84	9.92	61,019	602,877	2.62%	1.20%	1.70%	(4.67)%	(4.38)%
07/08/2014 - 12/31/2014	10.35	10.37	20,202	209,214	3.64%	1.20%	1.50%	1.04%	1.04%
Franklin Founding Funds Allocation VIP Class 2
2017	$15.53	$17.58	13,976	$228,817	2.72%	0.75%	1.30%	10.54%	11.14%
2016	14.05	15.82	15,934	235,607	3.88%	0.75%	1.30%	11.72%	12.34%
2015	12.58	14.08	15,205	200,840	2.77%	0.75%	1.30%	(7.42)%	(6.91)%
2014	13.59	15.12	11,430	162,971	3.07%	0.75%	1.30%	1.52%	2.08%
2013	13.38	14.82	8,129	116,212	7.34%	0.75%	1.30%	22.17%	22.60%
Franklin Founding Funds Allocation VIP Class 4
2017	$12.72	$16.96	1,000,260	$13,823,833	2.55%	0.40%	1.95%	9.63%	11.33%
2016	11.54	15.47	1,032,868	12,964,863	3.66%	0.40%	2.00%	10.75%	12.47%
2015	10.40	13.97	1,127,402	12,739,594	2.74%	0.40%	2.00%	(8.10)%	(6.61)%
2014	11.29	15.19	1,235,531	15,213,374	2.66%	0.40%	2.00%	0.72%	2.34%
2013	11.20	15.08	981,233	12,006,174	10.07%	0.40%	2.00%	21.23%	22.33%
Franklin Income VIP Class 2
2017	$10.80	$10.98	793,586	$8,682,982	4.10%	1.10%	1.85%	7.83%	8.48%
2016	10.00	10.12	626,112	6,322,964	3.20%	1.10%	1.85%	11.94%	12.78%
05/11/2015 - 12/31/2015	8.93	8.97	105,412	944,671	3.61%	1.10%	1.85%	(10.19)%	(10.19)%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Franklin Mutual Global Discovery VIP Class 2
2017	$13.21	$18.71	450,861	$6,423,626	1.75%	0.40%	1.85%	6.61%	8.17%
2016	12.33	17.36	393,659	5,249,288	1.70%	0.40%	1.85%	10.13%	11.73%
2015	11.19	15.59	395,268	4,790,355	2.84%	0.40%	1.85%	(5.42)%	(4.03)%
2014	11.83	16.30	324,329	4,116,155	2.10%	0.40%	1.85%	3.77%	5.29%
2013	11.41	15.54	126,211	1,609,812	2.11%	0.40%	1.85%	25.97%	26.66%
Franklin Rising Dividends VIP Class 2
2017	$12.10	$17.61	728,274	$11,848,239	1.56%	0.40%	1.85%	18.36%	19.66%
2016	13.35	15.19	712,995	9,790,819	1.39%	0.40%	1.85%	13.92%	15.58%
2015	11.70	13.14	566,746	6,779,646	1.45%	0.40%	1.85%	(5.41)%	(4.03)%
2014	12.35	13.69	311,125	3,927,228	1.30%	0.40%	1.85%	6.73%	8.29%
02/06/2013 - 12/31/2013	11.54	12.64	171,300	2,072,910	1.19%	0.40%	1.85%	20.02%	20.02%
Templeton Global Bond VIP Class 2
2017	$9.29	$12.37	814,692	$7,787,246	0.00%	0.40%	1.85%	0.06%	1.52%
2016	9.27	12.23	705,129	6,692,043	0.00%	0.40%	1.85%	1.06%	2.53%
2015	9.16	11.97	682,261	6,376,877	7.45%	0.40%	1.85%	(6.06)%	(4.69)%
2014	9.74	12.60	425,869	4,236,842	5.09%	0.40%	1.85%	(0.03)%	1.43%
2013	9.73	12.47	164,126	1,658,921	6.16%	0.40%	1.85%	0.87%	0.87%
Ivy VIP Asset Strategy
2017	$9.72	$9.90	48,664	$479,573	1.51%	1.10%	1.70%	16.29%	16.87%
2016	8.36	8.49	59,445	502,329	0.58%	1.10%	1.70%	(4.21)%	(3.63)%
2015	8.72	8.81	50,136	440,563	0.36%	1.10%	1.70%	(9.89)%	(9.35)%
05/19/2014 - 12/31/2014	9.68	9.72	40,972	397,977	0.06%	1.10%	1.70%	(2.06)%	(2.06)%
Ivy VIP Energy
2017	$7.90	$8.52	117,349	$937,828	0.90%	0.50%	1.80%	(14.11)%	(13.60)%
2016	9.19	9.29	78,232	724,006	0.11%	1.10%	1.80%	32.29%	32.95%
06/19/2015 - 12/31/2015	6.96	6.98	20,937	145,967	0.00%	1.15%	1.80%	(25.09)%	(25.09)%
Janus Henderson Balanced Service Shares
2017	$11.14	$15.53	10,638,675	$151,440,849	1.43%	0.30%	1.85%	15.98%	17.78%
2016	10.11	13.20	8,816,782	107,698,475	2.08%	0.30%	2.00%	2.42%	3.91%
2015	11.53	12.70	6,334,178	75,288,709	1.50%	0.40%	1.85%	(1.43)%	0.01%
2014	11.68	12.70	2,535,709	30,438,466	1.67%	0.40%	1.85%	6.25%	7.81%
02/18/2013 - 12/31/2013	10.97	11.78	957,715	11,064,123	2.13%	0.40%	1.85%	13.61%	13.61%
Janus Henderson Flexible Bond Service Shares
2017	$10.04	$10.32	185,639	$1,900,840	2.64%	0.30%	1.85%	1.46%	2.12%
2016	9.89	10.08	150,761	1,509,985	2.43%	1.15%	2.00%	0.35%	1.06%
2015	9.86	9.98	139,638	1,387,109	1.93%	1.10%	1.85%	(1.75)%	(1.25)%
07/21/2014 - 12/31/2014	10.06	10.09	24,280	244,833	4.09%	1.20%	1.70%	0.22%	0.22%
JPMorgan Insurance Trust Global Allocation Class 2
2017	$11.17	$11.38	73,315	$826,493	1.59%	1.15%	1.85%	15.00%	15.51%
2016	9.78	9.85	38,573	379,700	2.90%	1.15%	1.60%	4.16%	4.63%
05/14/2015 - 12/31/2015	9.39	9.41	37,163	349,788	2.99%	1.15%	1.60%	(5.39)%	(5.39)%
JPMorgan Insurance Trust Income Builder Class 2
2017	$10.92	$11.06	95,748	$1,056,138	2.96%	1.10%	1.60%	9.94%	10.49%
2016	9.93	10.01	114,548	1,144,044	4.25%	1.10%	1.70%	4.94%	4.94%
06/24/2015 - 12/31/2015	9.49	9.53	26,990	257,056	8.66%	1.20%	1.70%	(3.55)%	(3.55)%
ClearBridge Variable Aggressive Growth - Class II
2017	$11.13	$11.65	24,052	$270,438	0.34%	0.30%	1.80%	13.92%	14.72%
2016	9.77	9.85	10,577	103,738	0.57%	1.10%	1.80%	(0.86)%	(0.86)%
11/10/2015 - 12/31/2015	9.85	9.85	3,319	32,695	0.51%	1.80%	1.80%	(1.57)%	(1.57)%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Lord Abbett Bond Debenture Class VC
2017	$11.03	$13.29	255,851	$3,154,381	4.86%	0.30%	1.85%	7.27%	8.78%
2016	11.16	12.22	183,100	2,100,051	3.99%	0.40%	2.00%	10.14%	11.69%
2015	10.12	10.94	170,212	1,767,610	4.07%	0.40%	1.85%	(3.34)%	(1.92)%
2014	10.46	11.15	182,384	1,958,646	7.91%	0.40%	1.85%	2.43%	3.93%
01/23/2013 - 12/31/2013	10.20	10.73	53,267	559,976	11.27%	0.40%	1.85%	5.04%	5.04%
Lord Abbett International Equity Class VC
2017	$10.38	$15.52	71,465	$868,421	1.78%	0.40%	1.85%	23.81%	25.17%
2016	8.49	12.44	67,757	675,595	2.68%	0.40%	1.50%	(3.20)%	(2.13)%
2015	8.77	12.76	65,474	680,198	1.78%	0.40%	1.50%	(3.05)%	(2.51)%
2014	9.08	13.09	27,904	344,608	1.35%	0.75%	1.30%	(10.64)%	(10.15)%
2013	11.74	14.57	14,073	196,334	2.19%	0.75%	1.30%	21.57%	22.24%
Lord Abbett Total Return Class VC
2017	$10.31	$12.88	533,530	$5,834,530	3.25%	0.40%	1.85%	1.97%	3.09%
2016	10.11	12.49	334,309	3,612,585	2.89%	0.40%	1.85%	2.36%	3.85%
2015	9.88	12.07	263,437	2,807,528	2.69%	0.40%	1.85%	(2.48)%	(1.40)%
2014	10.13	12.24	200,655	2,194,570	2.48%	0.75%	1.85%	4.71%	5.29%
2013	10.36	11.63	120,403	1,265,757	2.57%	0.75%	1.30%	(2.38)%	(1.84)%
MFS Total Return Series - Service Class
2017	$11.28	$16.36	2,477,766	$35,321,067	2.23%	0.40%	1.85%	9.98%	11.58%
2016	12.05	14.84	2,342,213	30,299,909	2.73%	0.40%	1.85%	6.83%	8.38%
2015	11.26	13.86	2,037,216	24,728,536	2.47%	0.40%	1.85%	(2.40)%	(0.98)%
2014	11.52	14.16	1,687,542	21,055,013	1.89%	0.40%	1.85%	6.25%	7.80%
2013	10.83	13.30	1,071,314	12,808,659	1.77%	0.40%	1.85%	16.56%	17.85%
MFS Utilities Series - Service Class
2017	$11.87	$14.14	306,656	$3,816,485	4.22%	0.40%	1.85%	12.40%	14.04%
2016	10.60	12.40	353,829	3,890,641	4.10%	0.40%	1.85%	9.20%	10.79%
2015	9.69	11.19	255,467	2,549,881	4.17%	0.40%	1.85%	(16.32)%	(15.10)%
2014	11.56	13.18	184,688	2,192,512	2.64%	0.40%	1.85%	10.40%	11.18%
01/15/2013 - 12/31/2013	10.46	11.68	16,420	184,186	2.97%	1.15%	1.85%	15.82%	15.82%
MFS Value Series - Service Class
2017	$20.61	$25.05	47,175	$1,024,561	1.81%	0.75%	1.30%	15.84%	16.47%
2016	17.80	21.51	42,717	799,271	1.90%	0.75%	1.30%	12.31%	12.93%
2015	15.85	19.05	42,304	707,212	2.14%	0.75%	1.30%	(2.21)%	(1.67)%
2014	16.20	19.37	40,541	691,324	1.38%	0.75%	1.30%	8.78%	9.38%
2013	14.90	17.71	32,641	513,170	1.06%	0.75%	1.30%	33.85%	34.58%
MFS Massachusetts Investors Growth Stock - Service Class
2017	$12.99	$13.06	50,414	$657,490	0.41%	0.75%	0.95%	26.89%	27.15%
2016	10.24	10.28	53,261	546,751	0.38%	0.75%	0.95%	4.84%	5.05%
03/27/2015 - 12/31/2015	9.77	9.78	56,536	552,798	0.69%	0.75%	0.95%	(2.34)%	(2.19)%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S
2017	$10.08	$10.12	5,065	$51,168	0.00%	1.20%	1.40%	5.20%	5.20%
03/22/2016 - 12/31/2016	9.58	9.58	2,180	20,888	0.00%	1.40%	1.40%	1.08%	1.08%
Oppenheimer Global Fund/VA Service Shares
2017	$12.76	$13.72	240,744	$3,098,476	0.62%	0.30%	1.85%	34.03%	34.83%
2016	9.55	9.62	9,893	94,774	0.13%	1.10%	1.70%	(1.84)%	(1.25)%
11/03/2015 - 12/31/2015	9.73	9.74	5,045	49,091	0.00%	1.10%	1.70%	(4.24)%	(4.24)%
Oppenheimer International Growth Fund/VA Service Shares
2017	$11.72	$12.04	22,773	$269,199	0.93%	0.40%	1.65%	24.69%	25.00%
03/18/2016 - 12/31/2016	$9.45	$9.47	5,412	$51,180	0.77%	1.15%	1.65%	(2.92)%	(2.92)%
PIMCO All Asset All Authority - Advisor Class
2017	$9.84	$9.94	9,124	$90,597	4.83%	1.20%	1.80%	9.33%	9.66%
2016	8.93	9.07	10,255	92,719	1.48%	1.15%	1.80%	11.86%	12.20%
2015	8.04	8.08	4,033	32,560	4.10%	1.20%	1.50%	(13.45)%	(13.45)%
06/19/2014 - 12/31/2014	9.32	9.34	474	4,425	7.64%	1.20%	1.50%	(8.64)%	(8.64)%

See Notes to Financial Statements	See explanation of references on page H-47

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
PIMCO CommodityRealReturn Strategy - Advisor Class
2017	$5.50	$6.01	51,362	$303,518	11.43%	0.40%	1.85%	0.18%	0.93%
2016	5.49	5.96	57,257	336,066	1.05%	0.40%	1.85%	12.77%	14.41%
2015	4.87	5.25	55,074	283,348	4.06%	0.40%	1.85%	(27.03)%	(25.96)%
2014	6.67	7.15	38,325	267,824	0.29%	0.40%	1.85%	(20.11)%	(18.94)%
01/23/2013 - 12/31/2013	8.35	8.89	13,798	118,347	0.88%	0.40%	1.85%	(17.35)%	(17.35)%
Schwab VIT Balanced
2017	$12.61	$12.61	256,452	$3,232,698	1.17%	0.60%	0.60%	9.35%	9.35%
2016	11.53	11.53	314,338	3,623,672	1.07%	0.60%	0.60%	4.15%	4.15%
2015	11.07	11.07	325,670	3,604,551	0.99%	0.60%	0.60%	(2.59)%	(2.59)%
2014	11.36	11.36	317,530	3,607,823	0.60%	0.60%	0.60%	3.53%	3.53%
2013	10.98	10.98	211,550	2,321,793	0.14%	0.60%	0.60%	6.25%	6.25%
Schwab VIT Balanced with Growth
2017	$13.83	$13.83	606,042	$8,384,234	1.38%	0.60%	0.60%	13.02%	13.02%
2016	12.24	12.24	611,058	7,479,818	1.35%	0.60%	0.60%	5.74%	5.74%
2015	11.58	11.58	602,907	6,979,354	1.31%	0.60%	0.60%	(3.06)%	(3.06)%
2014	11.94	11.94	497,873	5,945,202	0.78%	0.60%	0.60%	3.53%	3.53%
02/20/2013 - 12/31/2013	11.53	11.53	288,302	3,325,385	0.04%	0.60%	0.60%	7.61%	7.61%
Schwab VIT Growth
2017	$15.22	$15.22	369,064	$5,618,767	1.35%	0.60%	0.60%	16.44%	16.44%
2016	13.07	13.07	352,526	4,609,237	1.34%	0.60%	0.60%	7.02%	7.02%
2015	12.22	12.22	341,795	4,175,654	1.28%	0.60%	0.60%	(3.43)%	(3.43)%
2014	12.65	12.65	313,177	3,961,960	0.80%	0.60%	0.60%	3.35%	3.35%
02/25/2013 - 12/31/2013	12.24	12.24	334,063	4,089,354	0.02%	0.60%	0.60%	13.12%	13.12%
State Street Total Return V.I.S. Class 3
2017	$12.58	$21.13	1,462,507	$23,731,917	1.68%	0.40%	2.00%	12.99%	14.81%
2016	11.11	18.41	1,727,445	24,454,172	1.63%	0.40%	2.00%	3.99%	5.66%
2015	10.67	17.42	1,806,397	24,725,965	1.51%	0.40%	2.00%	(3.30)%	(1.74)%
2014	11.01	17.73	1,768,189	25,633,781	1.62%	0.40%	2.00%	2.99%	4.65%
2013	10.67	16.94	1,376,347	20,724,967	1.47%	0.40%	2.00%	12.37%	13.96%
VanEck VIP Global Hard Assets Class S
2017	$7.47	$9.50	155,453	$1,245,028	0.00%	0.30%	1.80%	(3.62)%	(2.90)%
2016	7.70	8.40	169,080	1,396,159	0.39%	0.95%	1.85%	41.00%	42.06%
2015	5.44	5.93	148,490	870,235	0.02%	0.95%	1.85%	(34.75)%	(34.25)%
2014	8.27	9.04	57,926	513,157	0.00%	0.95%	1.70%	(20.71)%	(20.23)%
01/23/2013 - 12/31/2013	10.60	11.34	11,188	122,860	0.09%	1.10%	1.70%	5.01%	5.01%

(1)        The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.

(2)        The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as as mortality and expense risk (“M&E”) fees, administrative fess, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)        The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(4)        Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each Variable Account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)        Subsequent to commencement of operations, the American Funds IS Global Growth and Income Class 4, American Funds IS Global Growth Class 4, American Funds IS Managed Risk Asset Allocation Class P2, American Funds IS New World Fund Class 4, American Funds IS U.S. Government/AAA-Rated Securities Class 4, and Fidelity VIP Strategic Income Service Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 11.59%, 11.70%, 9.09%, 13.22%, 9.46%, and 23.75%, respectively. Prior to annualization, the ratios were 1.19%, 1.12%, 0.17%, 1.20%, 0.40%, and 1.48%, respectively.

(6)        Investment income ratio represents less than 0.005%.

See Notes to Financial Statements

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Balanced Service Shares, Janus Henderson Flexible Bond Service Shares, Lord Abbett International Equity Class VC, and Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Accounts and Portfolios were formerly named Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, Lord Abbett International Core Equity Class VC, and Neuberger Berman AMT Absolute Return Multi-Manager Class S Variable Accounts and Portfolios, respectively.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees PL&A assumes, and any additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with the total annual expense ratios, are summarized in the following table. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values:

	Death Benefit Options
	Standard	With Stepped-Up
	Death Benefit	Death Benefit Rider
Pacific Portfolios Contracts
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.65%	1.85%

Pacific Value Edge Contracts
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.80%	2.00%

Pacific Odyssey Contracts (issued prior to December 1, 2016)
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.40%	0.60%

Pacific Odyssey Contracts (issued on or after December 1, 2016)
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Destinations B Contracts
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

	Standard Death	With Stepped-Up	With Stepped-Up
	Benefit	Death Benefit Rider	Death Benefit II Rider
Pacific Destinations and Pacific Destinations - O Series Contracts
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%
Total Annual Expenses	0.75%	0.95%	0.95%

	Standard	With Return of	With Stepped-Up
	Death Benefit	Purchase Payments	Death Benefit
	Benefit	Death Benefit Rider	Rider
Schwab Retirement Income Variable Annuity Contracts
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

	Standard	Standard	Standard
	Death Benefit	Death Benefit	Death Benefit
	With 5 Year	With 3 Year	With 0 Year
	Option	Option	Option
Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

	Stepped-Up	Stepped-Up	Stepped-Up
	Death Benefit	Death Benefit	Death Benefit
	With 5 Year	With 3 Year	With 0 Year
	Option	Option	Option
Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
	Standard	With Stepped-Up
	Death Benefit	Death Benefit Rider
Pacific One Select Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

	Death Benefit Options
	Without			With
	Stepped-Up			Stepped-Up
	Death Benefit	With	With Four	Death Benefit
	Rider	Stepped-Up	Year	Rider
	and Four Year	Death Benefit	Withdrawal	and Four Year
	Withdrawal	Rider	Charge	Withdrawal
	Charge Option	Only	Option Only	Charge Option
Pacific Journey Select Contracts
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without			With
	Stepped-Up			Stepped-Up
	Death Benefit	With	With Four	Death Benefit
	Rider II	Stepped-Up	Year	Rider II
	and Four Year	Death Benefit	Withdrawal	and Four Year
	Withdrawal	Rider II	Charge	Withdrawal
	Charge Option	Only	Option Only	Charge Option
Pacific Navigator Contracts
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider II Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

              Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in Contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

              In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

              PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are included in Section D of this report. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

              PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$87,730	$9,868
Diversified Bond	2,196,307	1,732,863
Floating Rate Income	589,914	532,310
Floating Rate Loan	1,566,318	1,623,161
High Yield Bond	1,195,020	2,387,236
Inflation Managed	1,681,494	1,165,195
Inflation Strategy	279,376	562,234
Managed Bond	2,523,010	2,357,537
Short Duration Bond	4,898,559	5,616,549
Emerging Markets Debt	456,538	425,257
Comstock	346,508	883,981
Developing Growth	128,249	503,826
Dividend Growth	3,153,572	4,208,972
Equity Index	24,318,239	10,082,048
Focused Growth	3,360,139	646,086
Growth	978,840	423,984
Large-Cap Growth	2,662,809	717,116
Large-Cap Value	935,539	1,164,831
Long/Short Large-Cap	69,760	1,470,946
Main Street Core	875,448	690,400
Mid-Cap Equity	2,709,282	1,394,907
Mid-Cap Growth	2,105,587	2,306,948
Mid-Cap Value	691,034	355,418
Small-Cap Equity	704,989	591,699
Small-Cap Index	3,853,486	757,457
Small-Cap Value	2,793,022	3,247,662
Value Advantage	2,071,183	2,017,350
Emerging Markets	2,290,238	1,585,306
International Large-Cap	634,473	1,041,379
International Small-Cap	272,275	1,207,558
International Value	408,965	697,804
Health Sciences	2,604,499	4,134,188
Real Estate	1,266,319	2,932,104
Technology	2,832,786	1,891,406
Currency Strategies	38,231	9,055
Diversified Alternatives	23,475	109
Equity Long/Short	828,956	698,757
Global Absolute Return	169,774	84,538
Pacific Dynamix - Conservative Growth	4,643,153	5,507,564
Pacific Dynamix - Moderate Growth	22,426,533	16,856,031
Pacific Dynamix - Growth	4,976,790	4,059,521
Portfolio Optimization Conservative	7,292,905	20,767,479
Portfolio Optimization Moderate-Conservative	7,665,293	29,379,939
Portfolio Optimization Moderate	23,072,599	84,205,170
Portfolio Optimization Growth	9,133,441	75,484,110
Portfolio Optimization Aggressive-Growth	2,492,060	18,459,202
PSF DFA Balanced Allocation	4,654,625	384,823
Invesco V.I. Balanced-Risk Allocation Series II	4,882,352	2,991,947
Invesco V.I. Equity and Income Series II	1,630,194	166,156
Invesco V.I. Global Real Estate Series II	1,332,989	111,394
American Century VP Mid Cap Value Class II	2,109,239	3,247,920
American Funds IS Asset Allocation Class 4	36,042,030	17,024,469
American Funds IS Blue Chip Income and Growth Class 4	3,654,410	2,936,826
American Funds IS Bond Class 4	1,190,774	301,603
American Funds IS Capital Income Builder Class 4	770,797	207,634
American Funds IS Global Balanced Class 4	779,353	11,814
American Funds IS Global Bond Class 4	400,030	235,782
American Funds IS Global Growth and Income Class 4	966,540	1,113,041
American Funds IS Global Growth Class 4	1,441,282	327,225
American Funds IS Global Small Capitalization Class 4	375,752	13,698
American Funds IS Growth Class 4	4,714,762	2,224,404
American Funds IS Growth-Income Class 4	5,107,922	1,568,009
American Funds IS High-Income Bond Class 4	1,064,316	517,803
American Funds IS International Class 4	1,664,742	248,654
American Funds IS International Growth and Income Class 4	1,507,969	138,208
American Funds IS Managed Risk Asset Allocation Class P2	5,396,926	1,927,663
American Funds IS New World Fund Class 4	606,314	146,314
American Funds IS U.S. Government/AAA-Rated Securities Class 4	1,036,294	751,922
BlackRock Capital Appreciation V.I. Class III	61,682	105,851
BlackRock Global Allocation V.I. Class III	10,418,801	22,781,295
BlackRock iShares Alternative Strategies V.I. Class I	303,782	333,672
BlackRock iShares Dynamic Allocation V.I. Class I	939,483	162,388
BlackRock iShares Dynamic Fixed Income V.I. Class I	396,353	274,734
BlackRock iShares Equity Appreciation V.I. Class I	392,273	127,507
Fidelity VIP Contrafund Service Class 2	6,108,215	4,640,988
Fidelity VIP FundsManager 60% Service Class 2	7,655,830	3,754,624
Fidelity VIP Government Money Market Service Class	15,811,609	7,529,324
Fidelity VIP Strategic Income Service Class 2	3,461,276	526,868
First Trust Dorsey Wright Tactical Core Class I	1,301,138	189,985
First Trust/Dow Jones Dividend & Income Allocation Class I	14,574,574	5,839,836
First Trust Multi Income Allocation Class I	266,053	51,998
Franklin Founding Funds Allocation VIP Class 2	25,444	42,641
Franklin Founding Funds Allocation VIP Class 4	2,444,597	2,196,737
Franklin Income VIP Class 2	2,450,385	468,002
Franklin Mutual Global Discovery VIP Class 2	2,021,018	895,193
Franklin Rising Dividends VIP Class 2	3,649,197	3,133,599
Templeton Global Bond VIP Class 2	1,779,578	793,456
Ivy VIP Asset Strategy	18,021	115,303
Ivy VIP Energy	936,240	626,225
Janus Henderson Balanced Service Shares	34,302,786	9,729,750
Janus Henderson Flexible Bond Service Shares	642,057	260,705
JPMorgan Insurance Trust Global Allocation Class 2	424,358	20,323
JPMorgan Insurance Trust Income Builder Class 2	259,420	436,439
ClearBridge Variable Aggressive Growth - Class II	163,414	5,169
Lord Abbett Bond Debenture Class VC	1,457,568	470,507
Lord Abbett International Equity Class VC	282,291	273,967
Lord Abbett Total Return Class VC	2,448,508	242,310
MFS Total Return Series - Service Class	9,230,704	6,367,996
MFS Utilities Series - Service Class	1,034,794	1,487,143

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
MFS Value Series - Service Class	$192,814	$60,256
MFS Massachusetts Investors Growth Stock - Service Class	71,883	76,363
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	28,163	479
Oppenheimer Global Fund/VA Service Shares	3,089,640	422,479
Oppenheimer International Growth Fund/VA Service Shares	200,755	11,495
PIMCO All Asset All Authority - Advisor Class	$7,342	$14,699
PIMCO CommodityRealReturn Strategy - Advisor Class	132,418	132,998
Schwab VIT Balanced	61,453	703,633
Schwab VIT Balanced with Growth	507,058	477,778
Schwab VIT Growth	487,753	206,823
State Street Total Return V.I.S. Class 3	1,830,943	4,946,707
VanEck VIP Global Hard Assets Class S	342,410	458,774

7. FAIR VALUE MEASUREMENTS

 The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 —	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 —	Significant unobservable inputs that are not corroborated by observable market data

 The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

 The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	8,624	(754)	7,870	10179	(1,193)	8,986
Diversified Bond	202,390	(141,178)	61,212	241,713	(220,630)	21,083
Floating Rate Income	55,434	(47,731)	7,703	52,341	(37,764)	14,577
Floating Rate Loan	151,445	(147,828)	3,617	193,460	(82,480)	110,980
High Yield Bond	93,247	(148,578)	(55,331)	196,368	(123,835)	72,533
Inflation Managed	167,153	(90,831)	76,322	116,898	(142,745)	(25,847)
Inflation Strategy	32,889	(62,331)	(29,442)	29,637	(8,945)	20,692
Managed Bond	245,245	(189,562)	55,683	230,862	(170,580)	60,282
Short Duration Bond	512,058	(562,138)	(50,080)	443,030	(316,792)	126,238
Emerging Markets Debt	50,465	(43,010)	7,455	99,664	(29,035)	70,629
Comstock	23,225	(48,037)	(24,812)	30,549	(21,368)	9,181
Developing Growth	9,741	(32,237)	(22,496)	26,592	(45,230)	(18,638)
Dividend Growth	210,699	(257,480)	(46,781)	222,099	(175,604)	46,495
Equity Index	1,539,538	(614,989)	924,549	844,773	(295,582)	549,191
Focused Growth	181,914	(37,604)	144,310	311,634	(305,584)	6,050
Growth	58,744	(22,759)	35,985	153,407	(188,718)	(35,311)
Large-Cap Growth	153,813	(42,148)	111,665	58,254	(79,385)	(21,131)
Large-Cap Value	64,939	(65,994)	(1,055)	51,364	(78,111)	(26,747)
Long/Short Large-Cap	5,716	(95,346)	(89,630)	47,261	(42,317)	4,944
Main Street Core	52,381	(35,730)	16,651	43,429	(48,805)	(5,376)
Mid-Cap Equity	170,902	(79,758)	91,144	121,371	(132,402)	(11,031)
Mid-Cap Growth	149,788	(145,962)	3,826	257,587	(269,766)	(12,179)
Mid-Cap Value	38,919	(15,902)	23,017	28,515	(26,573)	1,942
Small-Cap Equity	47,014	(31,711)	15,303	113,293	(24,516)	88,777
Small-Cap Index	243,379	(41,419)	201,960	78,499	(63,697)	14,802
Small-Cap Value	175,420	(181,771)	(6,351)	94,468	(28,679)	65,789
Value Advantage	143,428	(134,467)	8,961	31,807	(1,268)	30,539
Emerging Markets	186,282	(105,327)	80,955	92,034	(86,398)	5,636
International Large-Cap	48,986	(64,511)	(15,525)	55,391	(80,251)	(24,860)
International Small-Cap	19,342	(79,095)	(59,753)	150,874	(186,771)	(35,897)
International Value	42,059	(61,194)	(19,135)	61,606	(50,953)	10,653
Health Sciences	153,114	(198,975)	(45,861)	220,356	(253,292)	(32,936)

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Real Estate	107,792	(218,489)	(110,697)	228,845	(156,831)	72,014
Technology	205,297	(128,243)	77,054	323,218	(226,973)	96,245
Currency Strategies	3,673	(696)	2,977	7,584	(10,114)	(2,530)
Diversified Alternatives	2,138	—	2,138	70	—	70
Equity Long/Short	65,689	(51,241)	14,448	130,362	(229,353)	(98,991)
Global Absolute Return	15,345	(7,246)	8,099	9,937	(12,691)	(2,754)
Pacific Dynamix - Conservative Growth	437,870	(406,852)	31,018	742,541	(528,478)	214,063
Pacific Dynamix - Moderate Growth	1,800,977	(1,111,153)	689,824	1,870,577	(1,013,026)	857,551
Pacific Dynamix - Growth	351,986	(225,658)	126,328	387,987	(266,312)	121,675
Portfolio Optimization Conservative	726,483	(1,776,522)	(1,050,039)	4,343,085	(3,833,271)	509,814
Portfolio Optimization Moderate-Conservative	716,470	(2,247,220)	(1,530,750)	1,605,894	(2,884,695)	(1,278,801)
Portfolio Optimization Moderate	2,171,473	(6,095,480)	(3,924,007)	2,677,316	(6,935,216)	(4,257,900)
Portfolio Optimization Growth	915,258	(5,215,915)	(4,300,657)	1,819,253	(4,861,391)	(3,042,138)
Portfolio Optimization Aggressive-Growth	219,654	(1,241,367)	(1,021,713)	130,037	(1,422,255)	(1,292,218)
PSF DFA Balanced Allocation	434,902	(37,163)	397,739	44,058	(414)	43,644
Invesco V.I. Balanced-Risk Allocation Series II	277,611	(218,580)	59,031	383,456	(326,288)	57,168
Invesco V.I. Equity and Income Series II	130,699	(12,242)	118,457	40,512	(6,507)	34,005
Invesco V.I. Global Real Estate Series II	125,647	(10,575)	115,072	36,948	(426)	36,522
American Century VP Mid Cap Value Class II	127,815	(200,176)	(72,361)	166,088	(48,631)	117,457
American Funds IS Asset Allocation Class 4	2,449,159	(1,559,453)	889,706	2,843,581	(1,315,045)	1,528,536
American Funds IS Blue Chip Income and Growth Class 4	292,257	(242,581)	49,676	295,210	(56,863)	238,347
American Funds IS Bond Class 4	92,139	(8,576)	83,563	86,676	(8,738)	77,938
American Funds IS Capital Income Builder Class 4	66,232	(15,687)	50,545	74,587	(19,105)	55,482
American Funds IS Global Balanced Class 4	65,013	(831)	64,182	22,542	(236)	22,306
American Funds IS Global Bond Class 4	37,941	(22,099)	15,842	66,313	(7,006)	59,307
American Funds IS Global Growth and Income Class 4	75,555	(93,405)	(17,850)	176,382	(48,396)	127,986
American Funds IS Global Growth Class 4	102,201	(23,747)	78,454	199,860	(232,697)	(32,837)
American Funds IS Global Small Capitalization Class 4	34,927	(507)	34,420	31,784	(142)	31,642
American Funds IS Growth Class 4	305,353	(179,254)	126,099	302,259	(340,635)	(38,376)
American Funds IS Growth-Income Class 4	359,226	(126,369)	232,857	197,030	(95,975)	101,055
American Funds IS High-Income Bond Class 4	68,835	(25,598)	43,237	62,342	(9,285)	53,057
American Funds IS International Class 4	144,174	(22,120)	122,054	18,868	(13,503)	5,365
American Funds IS International Growth and Income Class 4	139,854	(11,965)	127,889	17,863	(3,477)	14,386
American Funds IS Managed Risk Asset Allocation Class P2	469,779	(169,163)	300,616	187,536	(41,038)	146,498
American Funds IS New World Fund Class 4	56,243	(12,169)	44,074	39,512	(34,395)	5,117
American Funds IS U.S. Government/AAA-Rated Securities Class 4	78,817	(50,254)	28,563	201,974	(261,352)	(59,378)
BlackRock Capital Appreciation V.I. Class III	652	(5,264)	(4,612)	3,424	(2,430)	994
BlackRock Global Allocation V.I. Class III	754,431	(1,913,858)	(1,159,427)	1,081,819	(2,123,287)	(1,041,468)
BlackRock iShares Alternative Strategies V.I. Class I	24,581	(29,454)	(4,873)	85,222	(31,904)	53,318
BlackRock iShares Dynamic Allocation V.I. Class I	81,399	(13,161)	68,238	38,107	(6,782)	31,325
BlackRock iShares Dynamic Fixed Income V.I. Class I	17,911	(6,357)	11,554	25,005	(3,271)	21,734
BlackRock iShares Equity Appreciation Income V.I. Class I	34,684	(10,828)	23,856	21,208	(4,401)	16,807
Fidelity VIP Contrafund Service Class 2	368,670	(321,110)	47,560	393,093	(153,154)	239,939
Fidelity VIP FundsManager 60% Service Class 2	554,685	(291,830)	262,855	271,642	(214,954)	56,688
Fidelity VIP Government Money Market Service Class	1,642,422	(766,632)	875,790	1,784,366	(1,680,718)	103,648
Fidelity VIP Strategic Income Service Class 2	301,096	(48,071)	253,025	59,942	(23,282)	36,660
First Trust Dorsey Wright Tactical Core Class I	119,219	(17,005)	102,214	46,784	(51,500)	(4,716)
First Trust/Dow Jones Dividend & Income Allocation Class I	992,671	(442,866)	549,805	1,335,393	(237,483)	1,097,910
First Trust Multi Income Allocation Class I	20,930	(2,402)	18,528	9,258	(1,972)	7,286
Franklin Founding Funds Allocation VIP Class 2	556	(2,514)	(1,958)	1,428	(699)	729

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Founding Funds Allocation VIP Class 4	120,374	(152,982)	(32,608)	95,893	(190,427)	(94,534)
Franklin Income VIP Class 2	210,066	(42,592)	167,474	548,165	(27,465)	520,700
Franklin Mutual Global Discovery VIP Class 2	126,940	(69,738)	57,202	61,740	(63,349)	(1,609)
Franklin Rising Dividends VIP Class 2	230,595	(215,316)	15,279	260,378	(114,129)	146,249
Templeton Global Bond VIP Class 2	182,061	(72,498)	109,563	176,082	(153,214)	22,868
Ivy VIP Asset Strategy	1,249	(12,030)	(10,781)	9,672	(363)	9,309
Ivy VIP Energy	119,602	(80,485)	39,117	145,397	(88,102)	57,295
Janus Henderson Balanced Service Shares	2,722,743	(900,850)	1,821,893	3,625,386	(1,142,782)	2,482,604
Janus Henderson Flexible Bond Service Shares	60,589	(25,711)	34,878	123,169	(112,046)	11,123
JPMorgan Insurance Trust Global Allocation Class 2	35,919	(1,177)	34,742	1,723	(313)	1,410
JPMorgan Insurance Trust Income Builder Class 2	21,805	(40,605)	(18,800)	92,981	(5,423)	87,558
ClearBridge Variable Aggressive Growth - Class II	13,724	(249)	13,475	7,275	(17)	7,258
Lord Abbett Bond Debenture Class VC	112,814	(40,063)	72,751	99,186	(86,298)	12,888
Lord Abbett International Equity Class VC	27,993	(24,285)	3,708	6,498	(4,215)	2,283
Lord Abbett Total Return Class VC	223,989	(24,768)	199,221	122,686	(51,814)	70,872
MFS Total Return Series - Service Class	614,318	(478,765)	135,553	576,440	(271,443)	304,997
MFS Utilities Series - Service Class	82,433	(129,606)	(47,173)	165,031	(66,669)	98,362
MFS Value Series - Service Class	7,617	(3,159)	4,458	7,196	(6,783)	413
MFS Massachusetts Investors Growth Stock - Service Class	3,318	(6,165)	(2,847)	5,230	(8,505)	(3,275)
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	2,885	—	2,885	2,180	—	2,180
Oppenheimer Global Fund/VA Service Shares	275,491	(44,640)	230,851	14,698	(9,850)	4,848
Oppenheimer International Growth Fund/VA Service Shares	18,230	(869)	17,361	5,779	(367)	5,412
PIMCO All Asset All Authority - Advisor Class	311	(1,442)	(1,131)	36,049	(29,827)	6,222
PIMCO CommodityRealReturn Strategy - Advisor Class	17,984	(23,879)	(5,895)	21,817	(19,634)	2,183
Schwab VIT Balanced	345	(58,231)	(57,886)	31,221	(42,553)	(11,332)
Schwab VIT Balanced with Growth	27,585	(32,601)	(5,016)	67,128	(58,977)	8,151
Schwab VIT Growth	29,409	(12,871)	16,538	30,379	(19,648)	10,731
State Street Total Return V.I.S. Class 3	69,997	(334,935)	(264,938)	155,936	(234,888)	(78,952)
VanEck VIP Global Hard Assets Class S	46,612	(60,239)	(13,627)	50,510	(29,920)	20,590

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life & Annuity Company (the “Separate Account”) comprising Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Blue Chip Income and Growth Class 4, American Funds IS Bond Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Balanced Class 4, American Funds IS Global Bond Class 4, American Funds IS Global Growth and Income Class 4, American Funds IS Global Growth Class 4, American Funds IS Global Small Capitalization Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, American Funds IS High-Income Bond Class 4, American Funds IS International Class 4, American Funds IS International Growth and Income Class 4, American Funds IS Managed Risk Asset Allocation Class P2 , American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust Dorsey Wright Tactical Core Class I, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 2, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, Ivy VIP Asset Strategy, Ivy VIP Energy, Janus Henderson Balanced Service Shares (formerly named Janus Aspen Series Balanced Service Shares), Janus Henderson Flexible Bond Service Shares (formerly named Janus Aspen Series Flexible Bond Service Shares), JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, ClearBridge Variable Aggressive Growth - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett International Equity Class VC (formerly named Lord Abbett International Core Equity Class VC), Lord Abbett Total Return Class VC, MFS® Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, MFS Massachusetts Investors Growth Stock - Service Class, Neuberger Berman U.S. Equity Index PutWrite Strategy Class S (formerly named Neuberger Berman AMT Absolute Return Multi-Manager Class S), Oppenheimer Global Fund/VA Service Shares, Oppenheimer International Growth Fund/VA Service Shares, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, State Street Total Return V.I.S. Class 3, and VanEck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life & Annuity Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Separate Account A of Pacific Life & Annuity Company since 2002.

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Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2829

Omaha, Nebraska 68103-2829

Form No. N355-18A